May 31, 2007

Prospectus

T. Rowe Price

Retirement Funds—
Advisor Class

Twelve retirement funds that invest in a combination of T. Rowe Price stock and bond funds in pursuit of different risk and reward goals. This class of shares is sold only through financial intermediaries.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

May 31, 2007

Prospectus

®

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	About the Funds
	Objective, Strategy, Risks, and Expenses	1
	Other Information About the Funds	21

2	Information About Accounts in T. Rowe Price Funds
	Pricing Shares and Receiving Sale Proceeds	22
	Useful Information on Distributions and Taxes	26
	Transaction Procedures and Special Requirements	29
	Distribution, Shareholder Servicing, and Recordkeeping Fees	32

3	More About the Funds
	Organization and Management	33
	Understanding Performance Information	36
	Description of Underlying Funds	37
	Investment Policies of the Retirement Funds	39
	Investment Policies and Practices of the Underlying Funds	40
	Disclosure of Fund Portfolio Information	40
	Financial Highlights	41

4	Investing With T. Rowe Price
	Account Requirements and Transaction Information	52
	Purchasing Additional Shares	53
	Exchanging and Redeeming Shares	54
	Rights Reserved by the Funds	54
	T. Rowe Price Privacy Policy	56

 Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

 Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates managed $349.9 billion for more than 10 million individual and institutional investor accounts as of March 31, 2007. T. Rowe Price is the funds` investment manager.

 Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

 Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates managed $349.9 billion for more than 10 million individual and institutional investor accounts as of March 31, 2007. T. Rowe Price is the funds` investment manager.

About the Fund 1

T. Rowe Price Retirement Funds, Inc.

T. Rowe Price Retirement 2005 Fund—Advisor Class— PARGX

T. Rowe Price Retirement 2010 Fund—Advisor Class — PARAX
T. Rowe Price Retirement 2015 Fund—Advisor Class— PARHX
T. Rowe Price Retirement 2020 Fund—Advisor Class — PARBX
T. Rowe Price Retirement 2025 Fund—Advisor Class— PARJX
T. Rowe Price Retirement 2030 Fund—Advisor Class — PARCX
T. Rowe Price Retirement 2035 Fund—Advisor Class— PARKX
T. Rowe Price Retirement 2040 Fund—Advisor Class — PARDX
T. Rowe Price Retirement 2045 Fund—Advisor Class— PARLX
T. Rowe Price Retirement 2050 Fund—Advisor Class — PARFX
T. Rowe Price Retirement 2055 Fund—Advisor Class— PAROX
T. Rowe Price Retirement Income Fund—Advisor Class — PARIX

objective, strategy, risks, and expenses

A word about the funds` name and structure.  The Advisor Class is a share class of its respective T. Rowe Price fund and is not a separate mutual fund. The Advisor Class shares are designed to be sold only through brokers, dealers, banks, insurance companies, and other financial intermediaries that provide various distribution and administrative services.

What is each fund`s objective?

The funds` objectives are described below. Each fund pursues its objective by investing in a combination of T. Rowe Price mutual funds representing different types of stocks and bonds.

2005 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

2010 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

2015 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

2020 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

2025 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

2030 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

2035 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

2040 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

2045 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

2050 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

2055 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

Income Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio consisting of about 40% stocks and 60% bonds.

What is each fund`s principal investment strategy?

Each fund will seek to achieve its objective by investing in a set of underlying T. Rowe Price mutual funds representing various asset classes and sectors. Each fund (other than the Income Fund) is managed to a specific retirement year (target date) included in its name. The following tables detail the way each portfolio is expected to be allocated among the various asset classes. The tables also show the sectors within those asset classes to which the portfolios will have exposure, the T. Rowe Price funds that will be used to represent those sectors, and the expected allocations to the funds (individually or by sector). The information in the tables represents the target allocations for the funds as of September 1, 2006, other than for the Short-Term Income Fund and the Overseas Stock Fund (which began operations after September 1, 2006). The long-term target allocations for the 2005, 2015, 2025, 2035, 2045, 2050, and 2055 Funds are as of the date the funds commenced operations. As discussed later in this section, each fund has a "neutral" allocation that will vary over time according to a predetermined "glide path." The target allocations may vary from the neutral allocations. The funds` shareholder reports set forth their actual allocations between stocks and bonds and to individual T. Rowe Price funds. The bond allocations include all fixed-income asset classes.

Table 1  2005 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	11.00%	Short-Term Income	11.00%	Short-Term Income
Fixed Income	33.75	Domestic Bonds	26.25	New Income
		High-Yield Bonds	7.50	High Yield
Stocks	55.25	Large-Cap	29.25	Equity Index 500
		Large-Cap Growth	5.50	Growth Stock
		Large-Cap Value	2.50	Value
		Mid-Cap	5.50	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.00	Extended Equity Market Index
		Small-Cap	4.00	New Horizons Small-Cap Stock Small-Cap Value
		International	8.50	International Growth & Income International Stock Overseas Stock

Table 2  2010 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	6.50%	Short-Term Income	6.50%	Short-Term Income
Fixed Income	28.75	Domestic Bonds	20.75	New Income
		High-Yield Bonds	8.00	High Yield
Stocks	64.75	Large-Cap	26.25	Equity Index 500
		Large-Cap Growth	10.50	Growth Stock
		Large-Cap Value	7.00	Value
		Mid-Cap	6.50	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.00	Extended Equity Market Index
		Small-Cap	4.75	New Horizons Small-Cap Stock Small-Cap Value
		International	9.75	International Growth & Income International Stock Overseas Stock

Table 3  2015 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	3.50%	Short-Term Income	3.50%	Short-Term Income
Fixed Income	23.75	Domestic Bonds	15.75	New Income
		High-Yield Bonds	8.00	High Yield
Stocks	72.75	Large-Cap	22.50	Equity Index 500
		Large-Cap Growth	15.25	Growth Stock
		Large-Cap Value	11.50	Value
		Mid-Cap	7.50	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.00	Extended Equity Market Index
		Small-Cap	5.25	New Horizons Small-Cap Stock Small-Cap Value
		International	10.75	International Growth & Income International Stock Overseas Stock

Table 4  2020 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	1.00%	Short-Term Income	1.00%	Short-Term Income
Fixed Income	18.75	Domestic Bonds	11.50	New Income
		High-Yield Bonds	7.25	High Yield
Stocks	80.25	Large-Cap	18.75	Equity Index 500
		Large-Cap Growth	20.00	Growth Stock
		Large-Cap Value	15.75	Value
		Mid-Cap	8.25	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.00	Extended Equity Market Index
		Small-Cap	5.75	New Horizons Small-Cap Stock Small-Cap Value
		International	11.75	International Growth & Income International Stock Overseas Stock

Table 5  2025 Fund
Asset Class		Sector	Target Allocation	Fund
Fixed Income	13.75%	Domestic Bonds	7.75%	New Income
		High-Yield Bonds	6.00	High Yield
Stocks	86.25	Large-Cap	15.00	Equity Index 500
		Large-Cap Growth	24.00	Growth Stock
		Large-Cap Value	19.50	Value
		Mid-Cap	8.75	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.00	Extended Equity Market Index
		Small-Cap	6.25	New Horizons Small-Cap Stock Small-Cap Value
		International	12.75	International Growth & Income International Stock Overseas Stock

Table 6  2030 Fund
Asset Class		Sector	Target Allocation	Fund
Fixed Income	8.75%	Domestic Bonds	4.50%	New Income
		High-Yield Bonds	4.25	High Yield
Stocks	91.25	Large-Cap	12.75	Equity Index 500
		Large-Cap Growth	26.75	Growth Stock
		Large-Cap Value	22.00	Value
		Mid-Cap	9.50	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.00	Extended Equity Market Index
		Small-Cap	6.50	New Horizons Small-Cap Stock Small-Cap Value
		International	13.75	International Growth & Income International Stock Overseas Stock

Table 7  2035 Fund
Asset Class		Sector	Target Allocation	Fund
Fixed Income	7.75%	Domestic Bonds	4.00%	New Income
		High-Yield Bonds	3.75	High Yield
Stocks	92.25	Large-Cap	12.00	Equity Index 500
		Large-Cap Growth	27.50	Growth Stock
		Large-Cap Value	22.75	Value
		Mid-Cap	9.50	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.00	Extended Equity Market Index
		Small-Cap	6.75	New Horizons Small-Cap Stock Small-Cap Value
		International	13.75	International Growth & Income International Stock Overseas Stock

Table 8  2040 Fund
Asset Class		Sector	Target Allocation	Fund
Fixed Income	7.75%	Domestic Bonds	4.00%	New Income
		High-Yield Bonds	3.75	High Yield
Stocks	92.25	Large-Cap	12.00	Equity Index 500
		Large-Cap Growth	27.50	Growth Stock
		Large-Cap Value	22.75	Value
		Mid-Cap	9.50	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.00	Extended Equity Market Index
		Small-Cap	6.75	New Horizons Small-Cap Stock Small-Cap Value
		International	13.75	International Growth & Income International Stock Overseas Stock

Table 9  2045 Fund
Asset Class		Sector	Target Allocation	Fund
Fixed Income	7.75%	Domestic Bonds	4.00%	New Income
		High-Yield Bonds	3.75	High Yield
Stocks	92.25	Large-Cap	12.00	Equity Index 500
		Large-Cap Growth	27.50	Growth Stock
		Large-Cap Value	22.75	Value
		Mid-Cap	9.50	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.00	Extended Equity Market Index
		Small-Cap	6.75	New Horizons Small-Cap Stock Small-Cap Value
		International	13.75	International Growth & Income International Stock Overseas Stock

Table 10  2050 Fund
Asset Class		Sector	Target Allocation	Fund
Fixed Income	7.75%	Domestic Bonds	4.00%	New Income
		High-Yield Bonds	3.75	High Yield
Stocks	92.25	Large-Cap	12.00	Equity Index 500
		Large-Cap Growth	27.50	Growth Stock
		Large-Cap Value	22.75	Value
		Mid-Cap	9.50	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.00	Extended Equity Market Index
		Small-Cap	6.75	New Horizons Small-Cap Stock Small-Cap Value
		International	13.75	International Growth & Income International Stock Overseas Stock

Table 11  2055 Fund
Asset Class		Sector	Target Allocation	Fund
Fixed Income	7.75%	Domestic Bonds	4.00%	New Income
		High-Yield Bonds	3.75	High Yield
Stocks	92.25	Large-Cap	12.00	Equity Index 500
		Large-Cap Growth	27.50	Growth Stock
		Large-Cap Value	22.75	Value
		Mid-Cap	9.50	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.00	Extended Equity Market Index
		Small-Cap	6.75	New Horizons Small-Cap Stock Small-Cap Value
		International	13.75	International Growth & Income International Stock Overseas Stock

Table 12  Income Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	30.00%	Short-Term Income	30.00%	Short-Term Income
Fixed Income	27.75	Domestic Bonds	20.75	New Income
		High-Yield Bonds	7.00	High Yield
Stocks	42.25	Large-Cap	28.50	Equity Index 500
		Mid-Cap	4.25	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.00	Extended Equity Market Index
		Small-Cap	3.00	New Horizons Small-Cap Stock Small-Cap Value
		International	6.50	International Growth & Income International Stock Overseas Stock

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. (The glide path represents the shifting of asset classes over time and does not apply to the Income Fund.) As the glide path shows, each fund`s asset mix becomes more conservative—both prior to and after retirement—as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of a portfolio, which may be a primary source of income after retiring. Once a fund (other than the Income Fund) reaches its most conservative planned allocation, approximately 30 years after its stated retirement year, its allocation to stocks will remain fixed at approximately 20% of assets. The remainder will be invested in fixed-income securities. The allocations reflected in the glide path are also referred to as "neutral" allocations because they do not reflect tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class based on its market outlook.

As set forth in Tables 1—12, each fund has target allocations for the broad asset classes. These target allocations are not expected to vary from the prescribed glide path formula or neutral allocations by more than plus or minus five percentage points. For the Income Fund, the neutral allocations are 30% short-term income, 30% fixed income, and 40% stocks, and the target allocations are also not expected to vary by more than plus or minus five percentage points. Any variance of the target allocation for a broad asset class can be applied to a single fund`s target allocation, or to any combination of funds within that broad asset class. When deciding upon allocations within these prescribed limits, managers may favor fixed-income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. The opposite may be true when strong economic growth is expected. And when varying exposure among the individual underlying funds, managers will examine relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small- and large-cap stocks, as well as the capacity of the underlying fund to absorb additional cash flow. Investments into the Extended Equity Market Index Fund will generally occur only after investments are made into the other funds representing the small- and mid-cap sectors.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time each fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of each fund`s securities may change after they are purchased, and this may cause the amount of each fund`s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by a fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.

What are the main risks of investing in the funds?

The performance and risks of each Retirement Fund will directly correspond to the performance and risks of the underlying funds in which it invests. By investing in many underlying funds, the Retirement Funds have partial exposure to the risks of many different areas of the market. The more a Retirement Fund allocates to stock funds, the greater the expected risk. These risks include:

General equity risk. As with all funds having equity exposure, the share prices of these funds can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Finally, a fund`s investment approach could fall out of favor with the investing public, resulting in a lagging performance versus other types of stock funds.

Small- and mid-cap stock risks. To the extent that the Retirement Funds own funds that invest in stocks of small- and mid-cap companies, they may take on greater risk, as stocks of small- and mid-cap companies are usually more volatile than larger-company stocks. Stocks of smaller companies are subject to more abrupt or erratic price movements than larger-company stocks. Small companies often have limited production lines, markets, or financial resources, and their management may lack depth and experience.

Growth and value approach risks. There are risks associated with each fund`s exposure to funds representing the growth or value investing approach. Even well-established growth stocks can be volatile. Stocks of growth companies may lack dividends that can cushion share prices in a down market. In addition, earnings disappointments often result in sharp price declines. The value approach carries the risk that the market will not recognize a security`s intrinsic value for a long time or that a stock judged to be undervalued may be appropriately priced.

International risks. Funds that have exposure to investments overseas generally carry more risks than funds that invest strictly in U.S. assets. Even investments in countries with highly developed economies are subject to significant risks, including the following:

  Currency risk. This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

  General. Investments outside the United States are subject to potentially adverse local, political, and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; and possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards.

  Emerging market risk. To the extent that the Retirement Funds invest in funds that invest in emerging markets, they are subject to greater risk than funds investing only in developed markets. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity.

  Fixed-income risks. To the extent that the Retirement Funds have exposure to funds that invest in the bond or money market, they are subject to the following risks:

  Interest rate risk. This risk refers to the decline in bond prices that accompanies a rise in the overall level of interest rates. (Bond prices and interest rates move in opposite directions.) Generally, the longer the maturity of a fund or security, the greater its interest rate risk. While a rise in rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be "called," or redeemed before maturity, and that the proceeds may be reinvested in lower-yielding securities.

  Credit risk. This is the chance that any of a fund`s holdings will have its credit rating downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price.

  Each fund`s share price may decline, so when you sell your shares, you may lose money.

  How can I tell which fund is most appropriate for me?

  Consider your estimated retirement date and risk tolerance. In general, these funds` investment programs assume a retirement age of 65. It is expected that the investor will choose a fund whose stated date is closest to the date the investor turns 65. Choosing a fund targeting an earlier date represents a more conservative choice; targeting a fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only.

  How has each fund performed in the past?

  The bar charts showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.

  The 2050 Fund-Advisor Class began operations on December 31, 2006, and the 2005, 2015, 2025, 2035, 2045, and 2055 Advisor Classes began operations on May 31, 2007, and therefore do not have a full calendar year of performance history. As a point of comparison, however, the following bar charts and table show calendar year returns for the oldest existing class of the 2005, 2015, 2025, 2035, and 2045 Funds. Bar charts and calendar year returns for the oldest existing class of the 2050 and 2055 Funds are not shown because their oldest existing classes began operations on December 31, 2006, and thus do not have a full calendar year of performance history. Because each of the Advisor Classes is expected to have higher expenses than the oldest existing class of its respective fund, its performance, had it existed over the periods shown, would have been lower. The oldest existing class of each fund and its respective Advisor Class share the same portfolio.

  The funds can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

  In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund`s other returns because the loss generates a tax benefit that is factored into the result.

The fund`s return for the three months ended 3/31/07 was 1.64%.	The fund`s return for the three months ended 3/31/07 was 1.58%.

The fund`s return for the three months ended 3/31/07 was 1.62%.	The fund`s return for the three months ended 3/31/07 was 1.56%.

The fund`s return for the three months ended 3/31/07 was 1.63%.	The fund`s return for the three months ended 3/31/07 was 1.57%.

The fund`s return for the three months ended 3/31/07 was 1.67%.	The fund`s return for the three months ended 3/31/07 was 1.55%.

The fund`s return for the three months ended 3/31/07 was 1.62%.	The fund`s return for the three months ended 3/31/07 was 1.45%.

  Table 13  Average Annual Total Returns
	Periods ended December 31, 2006
	1 year	Shorter of 10 years or since inception	Inception date
2005 Fund
Returns before taxes	11.50%	8.53%	2/27/04
Returns after taxes on distributions	10.33	7.74
Returns after taxes on distributions and sale of fund shares	7.94	6.98
Dow Jones Target 2005 Index	7.30	5.65
Combined Index Portfolioa	11.28	8.10
2010 Fund—Advisor Class
Returns before taxes	12.52	10.98	10/31/03
Returns after taxes on distributions	11.63	10.25
Returns after taxes on distributions and sale of fund shares	8.54	9.16
Dow Jones Target 2010 Index	8.12	8.47
Combined Index Portfoliob	12.51	10.55
2015 Fund
Returns before taxes	13.73	10.24	2/27/04
Returns after taxes on distributions	12.89	9.65
Returns after taxes on distributions and sale of fund shares	9.30	8.56
Dow Jones Target 2015 Index	9.65	8.36
Combined Index Portfolioc	13.45	9.52
2020 Fund—Advisor Class
Returns before taxes	14.37	12.69	10/31/03
Returns after taxes on distributions	13.60	12.03
Returns after taxes on distributions and sale of fund shares	9.78	10.69
Dow Jones Target 2020 Index	12.22	12.16
Combined Index Portfoliod	14.36	11.98
2025 Fund
Returns before taxes	15.44	11.59	2/27/04
Returns after taxes on distributions	14.70	11.09
Returns after taxes on distributions and sale of fund shares	10.46	9.81
Dow Jones Target 2025 Index	14.28	11.84
Combined Index Portfolioe	15.22	10.72
2030 Fund—Advisor Class
Returns before taxes	15.88	14.11	10/31/03
Returns after taxes on distributions	15.24	13.63
Returns after taxes on distributions and sale of fund shares	10.81	12.07
Dow Jones Target 2030 Index	15.89	15.18
Combined Index Portfoliof	16.12	13.45
2035 Fund
Returns before taxes	16.18	12.14	2/27/04
Returns after taxes on distributions	15.59	11.76
Returns after taxes on distributions and sale of fund shares	10.92	10.36
Dow Jones Target 2035 Index	16.95	13.86
Combined Index Portfoliog	16.24	11.41
2040 Fund—Advisor Class
Returns before taxes	15.99	14.13	10/31/03
Returns after taxes on distributions	15.41	13.69
Returns after taxes on distributions and sale of fund shares	10.84	12.11
Dow Jones Target 2040 Index	17.37	16.28
Combined Index Portfoliog	16.24	13.49
2045 Fund
Returns before taxes	16.15	16.41	5/31/05
Returns after taxes on distributions	15.69	16.01
Returns after taxes on distributions and sale of fund shares	10.75	13.93
Dow Jones Target 2045 Index	17.38	18.86
Combined Index Portfoliog	16.24	15.37
Income Fund—Advisor Class
Returns before taxes	9.72	7.99	10/31/03
Returns after taxes on distributions	8.31	6.99
Returns after taxes on distributions and sale of fund shares	6.41	6.33
Dow Jones Moderately Conservative Portfolio Index	8.47	8.63
Combined Index Portfolioh	9.62	7.77

  Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. Taxes are computed using the highest federal income tax rate. The after-tax returns reflect the rates applicable to ordinary and qualified dividends and capital gains effective in 2003. The returns do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.

  aCombined Index Portfolio is an unmanaged portfolio composed of 52% stocks (44% Dow Jones Wilshire 5000 Composite Index, 8% MSCI EAFE Index), 36.5% bonds (Lehman Brothers U.S. Aggregate Index), 11.5% cash (Citigroup 3-Month Treasury Bill Index).

  bCombined Index Portfolio is an unmanaged portfolio composed of 62% stocks (52.5% Dow Jones Wilshire 5000 Composite Index, 9.5% MSCI EAFE Index), 31% bonds (Lehman Brothers U.S. Aggregate Index), 7% cash (Citigroup 3-Month Treasury Bill Index).

  cCombined Index Portfolio is an unmanaged portfolio composed of 70% stocks (59.5% Dow Jones Wilshire 5000 Composite Index, 10.5% MSCI EAFE Index), 26.5% bonds (Lehman Brothers U.S. Aggregate Index), 3.5% cash (Citigroup 3-Month Treasury Bill Index).

  dCombined Index Portfolio is an unmanaged portfolio composed of 77.5% stocks (66% Dow Jones Wilshire 5000 Composite Index, 11.5% MSCI EAFE Index), 21% bonds (Lehman Brothers U.S. Aggregate Index), 1.5% cash (Citigroup 3-Month Treasury Bill Index).

  eCombined Index Portfolio is an unmanaged portfolio composed of 83.5% stocks (71% Dow Jones Wilshire 5000 Composite Index, 12.5% MSCI EAFE Index), 16.5% bonds (Lehman Brothers U.S. Aggregate Index).

  fCombined Index Portfolio is an unmanaged portfolio composed of 88.5% stocks (75% Dow Jones Wilshire 5000 Composite Index, 13.5% MSCI EAFE Index), 11.5% bonds (Lehman Brothers U.S. Aggregate Index).

  gCombined Index Portfolio is an unmanaged portfolio composed of 90% stocks (76.5% Dow Jones Wilshire 5000 Composite Index, 13.5% MSCI EAFE Index), 10% bonds (Lehman Brothers U.S. Aggregate Index).

  hCombined Index Portfolio is an unmanaged portfolio composed of 30% bonds (Lehman Brothers U.S. Aggregate Index), 40% stocks (34% Dow Jones Wilshire 5000 Composite Index, 6% MSCI EAFE Index), 30% cash (Citigroup 3-Month Treasury Bill Index).

  Citigroup 3-Month Treasury Bill Index tracks short-term U.S. government debt instruments.

  Dow Jones Moderately Conservative Portfolio Index is an index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 40% of the risk and return of the Dow Jones 100% Global Portfolio Index, an all-stock index.

  Dow Jones Target Date Portfolio Indexes are composed of different allocations of stocks, bonds, and cash. Each month, beginning 35 years prior to the index`s stated target date, the amount allocated to stocks gradually decreases and the amount allocated to bonds/cash increases in a predefined manner. The target date in each index`s name reflects the year the benchmark`s allocation no longer changes. At that time, the index will become the Dow Jones Target Today Index with a portfolio composed of 20% stocks.

  Dow Jones Wilshire 5000 Composite Index tracks the performance of the most active stocks in the broad U.S. market.

  Lehman Brothers U.S. Aggregate Index tracks domestic investment-grade bonds, including corporate, government, and mortgage-backed securities.

  MSCI EAFE Index tracks the stocks of more than 1,000 companies in Europe, Australasia, and the Far East (EAFE).

  What fees and expenses will I pay?

  The numbers in the next table show how much it will cost to operate the Advisor Class. The 12b-1 fees are paid by you indirectly because they are deducted from net assets before the daily share price is calculated.

  Each class will also bear its direct operating expenses (which are expected to be paid for by the acquired funds) and its share of the expenses of the acquired funds in which it invests. The following table shows the expected expenses for each fund based on its direct operating expenses and its expected allocation to, and the expense ratio of, the acquired funds. The expenses shown for the 2005, 2015, 2025, 2035, 2045, 2050, and 2055 Advisor Classes are estimated.

  Table 14  Fees and Expenses of the Advisor Class*
Fund	Annual fund operating expenses
	Management fee	Distribution and service (12b-1) fees	Other expenses a	Acquired fund fees and expenses	Total annual fund operating expenses	Expected offset a	Net expenses

2005	0%	0.25%	0.11%b	0.61%	0.97%	0.11%	0.86%
2010	0	0.25	0.14	0.65	1.04	0.14	0.90
2015	0	0.25	0.11b	0.69	1.05	0.11	0.94
2020	0	0.25	0.13	0.72	1.10	0.13	0.97
2025	0	0.25	0.11b	0.74	1.10	0.11	0.99
2030	0	0.25	0.14	0.76	1.15	0.14	1.01
2035	0	0.25	0.11b	0.76	1.12	0.11	1.01
2040	0	0.25	0.18	0.76	1.19	0.18	1.01
2045	0	0.25	0.11b	0.76	1.12	0.11	1.01
2050	0	0.25	0.75b	0.76	1.76	0.75	1.01
2055	0	0.25	0.13b	0.76	1.14	0.13	1.01
Income	0	0.25	0.20	0.56	1.01	0.20	0.81

  *Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund.

  aThe direct operating expenses of each class, other than the 12b-1 fees, are expected to be paid for by the acquired funds in which it invests. Please see "How are fund expenses determined?" in Section 3.

  bOther expenses are estimated.

  Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these classes with that of other mutual funds. Although your actual costs may be higher or lower, the table uses net expenses from Table 14 to show what you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:

Fund	1 year	3 years	5 years	10 years
2005	$88	$274	—	—
2010	92	287	$498	$1,108
2015	96	300	—	—
2020	99	309	536	1,190
2025	101	315	—	—
2030	103	322	558	1,236
2035	103	322	—	—
2040	103	322	558	1,236
2045	103	322	—	—
2050	103	322	—	—
2055	78	243	—	—
Income	83	259	450	1,002

  other INFORMATION about the funds

  What will happen on the target date?

  The fund will continue to "roll down" to a more conservative allocation designed to place greater emphasis on income and reduce investors` overall risks. About 30 years after its stated retirement date, the fund will have and thereafter maintain a 20% allocation to stocks.

  What are the funds` potential rewards?

  These funds seek to offer a professionally managed investment program designed to simplify the accumulation of assets prior to retirement and the management of those assets after retirement. Each fund (except for the Income Fund, which will normally maintain about 60% of its assets in bonds and 40% in stocks) establishes asset allocations that T. Rowe Price considers broadly appropriate to investors at specific stages of their retirement planning, then alters the asset mix over time to meet increasingly conservative investment needs. As such, investors should consider choosing the Retirement Fund whose stated retirement date is closest to their own projected retirement dates. In general, these funds` investment programs assume a retirement age of 65.

  For funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed-income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. As time elapses and an investor`s retirement date approaches, the funds` allocations to stocks will decrease in favor of fixed-income securities. After reaching their stated retirement dates, the funds` allocations to stocks will continue decreasing over time in an effort to focus more on higher income and lower risk, which are generally more important to investors managing their assets after they retire. The manager also will regularly rebalance the portfolios to ensure they stay true to their stated glide paths.

  To accommodate a wider range of investor preferences and retirement time horizons than is possible with a single fund, these twelve funds offer several different combinations of the growth potential of stocks, the greater income of bonds, and the relative stability of short-term bond funds. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal.

  There is no guarantee the funds will achieve their goals. The funds are not a complete solution to the retirement needs of investors. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.

  Information About Accounts in T. Rowe Price Funds 2

  As a T. Rowe Price shareholder, you will want to know about the following policies and procedures that apply to all Advisor Class accounts.

  Pricing Shares and Receiving Sale Proceeds

  How and When Shares Are Priced

  The share price (also called "net asset value" or NAV per share) for each class of shares is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. To calculate the NAV, the fund`s assets are valued and totaled, liabilities are subtracted, and each class`s proportionate share of the balance, called net assets, is divided by the number of shares outstanding of that class. Market values are used to price stocks and bonds. Market values represent the prices at which securities actually trade or evaluations based on the judgment of the fund`s pricing services. If a market value for a security is not available, the fund will make a good faith effort to assign a fair value to the security. This value may differ from the value the fund receives upon sale of the securities. Investments in mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

  Non-U.S. equity securities are valued on the basis of their most recent closing market prices at 4 p.m. ET except under the circumstances described below. Most foreign markets close before 4 p.m. ET. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. ET. If a fund determines that developments between the close of the foreign market and 4 p.m. ET will, in its judgment, materially affect the value of some or all of the fund`s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day`s opening prices in the same markets, and adjusted prices.

  How Your Purchase, Sale, or Exchange Price Is Determined

  Advisor Class shares are intended for purchase through various third-party intermediaries including brokers, dealers, banks, insurance companies, retirement plan recordkeepers, and others. Consult your intermediary to find out about how to purchase, sell, or exchange your shares, trade deadlines, and other applicable procedures for these transactions. The intermediary may charge a fee for its services.

  The fund may have an agreement with your intermediary that permits the intermediary to accept orders on behalf of the fund until 4 p.m. ET. In such cases, if your order is received by the intermediary in correct form by 4 p.m. ET, transmitted to the fund, and paid for in accordance with the agreement, it will be priced at the next NAV computed after the intermediary received your order.

  When authorized by the fund, certain financial institutions or retirement plans purchasing fund shares on behalf of customers or plan participants through Financial Institution Services or Retirement Plan Services may place a purchase order unaccompanied by payment. Payment for these shares must be received by the time designated by the fund (not to exceed the period established for settlement under applicable regulations). If payment is not received by this time, the order may be canceled. The financial institution or retirement plan is responsible for any costs or losses incurred by the fund or T. Rowe Price if payment is delayed or not received.

  Note: The time at which transactions and shares are priced and the time until which orders are accepted by the fund or an intermediary may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

  How Proceeds Are Received

  Normally, the fund transmits proceeds to intermediaries for redemption orders received in correct form on either the next or third business day after receipt, depending on the arrangement with the intermediary. Under certain circumstances and when deemed to be in the fund`s best interests, proceeds may not be sent to intermediaries for up to seven calendar days after receipt of the redemption order. You must contact your intermediary about procedures for receiving your redemption proceeds.

  Contingent Redemption Fee

  Short-term trading can disrupt a fund`s investment program and create additional costs for long-term shareholders. For these reasons, certain T. Rowe Price funds, listed below, assess a fee on redemptions (including exchanges), which reduces the proceeds from such redemptions by the amounts indicated:

T. Rowe Price Advisor Class Funds With Redemption Fees
Fund	Redemption fee	Holding period
Global Stock—Advisor Class	2%	90 days or less
High Yield—Advisor Class	1%	90 days or less
International Bond—Advisor Class	2%	90 days or less
International Growth & Income—Advisor Class	2%	90 days or less
International Stock—Advisor Class	2%	90 days or less
Real Estate—Advisor Class	1%	90 days or less
Small-Cap Value—Advisor Class	1%	90 days or less

  Redemption fees are paid to a fund to deter short-term trading, offset costs, and protect the fund`s long-term shareholders. Subject to the exceptions described on the following pages, all persons holding shares of a T. Rowe Price fund that imposes a redemption fee are subject to the fee, whether the person is holding shares directly with a T. Rowe Price fund, through a retirement plan for which T. Rowe Price serves as recordkeeper, or indirectly through an intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or any other third party.

  Computation of Holding Period

  When an investor sells shares of a fund that assesses a redemption fee, T. Rowe Price will use the "first in, first out" (FIFO) method to determine the holding period for the shares sold. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. A redemption fee will be charged on shares sold on or before the end of the required holding period. For example, if you redeem your shares on or before the 90th day from the date of purchase, you will be assessed the redemption fee. If you purchase shares through an intermediary, consult your intermediary to determine how the holding period will be applied.

  Transactions Not Subject to Redemption Fees

  The T. Rowe Price funds will not assess a redemption fee with respect to certain transactions. As of the date of this prospectus, the following shares of T. Rowe Price funds will not be subject to redemption fees:

  1.Shares redeemed via an automated, systematic withdrawal plan;

  2.Shares redeemed through or used to establish a systematic, nondiscretionary rebalancing or asset allocation program, if approved in writing by T. Rowe Price;

  3.Shares purchased by the reinvestment of dividends or capital gain distributions;*

  4.Shares converted from one share class to another share class of the same fund;*

  5.Shares redeemed by a fund (e.g., for failure to meet account minimums or to cover various fees, such as fiduciary fees);

  6.Shares purchased by rollover and changes of account registration within the same fund;*

  7.Shares redeemed to return an excess contribution in an IRA account;

  8.Shares purchased by a fund-of-funds product, if approved in writing by T. Rowe Price;

  9.Shares transferred to T. Rowe Price or a third-party intermediary acting as a service provider when the age of the shares cannot be determined systematically;*

  10.Shares redeemed in retirement plans or other products that restrict trading to no more frequently than once per quarter, if approved in writing by T. Rowe Price.

  *Subsequent exchanges of these shares into funds that assess redemption fees will subject such shares to the fee.

  Redemption Fees on Shares Held in Retirement Plans

  If shares are held in a retirement plan, generally redemption fees will be assessed on shares redeemed by exchange only if they were originally purchased by exchange. However, redemption fees may apply to transactions other than exchanges depending on how shares of the plan are held at T. Rowe Price or how the fees are applied by your plan`s recordkeeper. To determine which of your transactions are subject to redemption fees, you should contact T. Rowe Price or your plan recordkeeper.

  Omnibus Accounts

  If your shares are held through an intermediary in an omnibus account, T. Rowe Price relies on the intermediary to assess the redemption fee on underlying shareholder accounts. T. Rowe Price seeks to identify intermediaries establishing omnibus accounts and to enter into agreements requiring the intermediary to assess the redemption fees. There are no assurances that T. Rowe Price will be successful in identifying all intermediaries or that the intermediaries will properly assess the fees. Intermediaries who are unable to implement redemption fees due to system limitations must either (1) implement short-term trading restrictions approved by T. Rowe Price until they have the system capabilities to assess the fees or (2) set forth an implementation plan acceptable to T. Rowe Price.

  Certain intermediaries may not apply the exemptions listed above to the redemption fee policy; all redemptions by persons trading through such intermediaries may be subject to the fee. Certain intermediaries may exempt transactions not listed above from redemption fees, if approved by T. Rowe Price. Persons redeeming shares through an intermediary should check with their respective intermediary to determine which transactions are subject to the fees.

  Useful Information on Distributions and Taxes

  All net investment income and realized capital gains are distributed to shareholders.

  Dividends and Other Distributions

  Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. Reinvesting distributions results in compounding, that is, receiving income dividends and capital gain distributions on a rising number of shares.

  Interest will not accrue on amounts represented by uncashed distributions or redemption checks.

  The following table provides details on dividend payments:

  Table 15  Dividend Payment Schedule
Fund	Dividends
Bond funds	Shares normally begin to earn dividends on the business day after payment is received by T. Rowe Price.
Declared daily and paid on the first business day of each month.
These stock funds only:
Dividend Growth — Advisor Class	Declared quarterly, if any, in March, June, September, and December.
Equity Income — Advisor Class	Must be a shareholder on the dividend record date.
Real Estate — Advisor Class
Retirement Funds:
Retirement Income — Advisor Class	Shares normally begin to earn dividends on the business day after payment is received by T. Rowe Price.
Paid on the first business day of each month.
All others	Declared annually, if any, generally in December.
Must be a shareholder on the dividend record date.
Other stock funds	Declared annually, if any, generally in December.
Must be a shareholder on the dividend record date.

  If you purchase and sell your shares through an intermediary, consult your intermediary to determine when your shares begin and stop accruing dividends; the information described above may vary.

  Capital Gain Payments

  A capital gain or loss is the difference between the purchase and sale price of a security.

  If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

  Tax Information

  You should contact your intermediary for the tax information that will be sent to you and reported to the IRS.

  If you invest in the fund through a tax-deferred retirement account, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account.

  If you invest in the fund through a taxable account, you will generally be subject to tax when:

  You sell fund shares, including an exchange from one fund to another.

  The fund makes a distribution to your account.

  For individual shareholders, a portion of ordinary dividends representing "qualified dividend income" received by the fund may be subject to tax at the lower rate applicable to long-term capital gains, rather than ordinary income. You may report it as "qualified dividend income" in computing your taxes provided you have held the fund shares on which the dividend was paid for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. Ordinary dividends that do not qualify for this lower rate are generally taxable at the investor`s marginal income tax rate. This includes the portion of ordinary dividends derived from interest, short-term capital gains, distributions from certain nonqualified foreign corporations, and dividends received by the fund from stocks that were on loan. Little, if any, of the ordinary dividends paid by the Real Estate Fund—Advisor Class or the bond fund Advisor Classes is expected to qualify for this lower rate.

  For corporate shareholders, a portion of ordinary dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund`s income consists of dividends paid by U.S. corporations. Little, if any, of the ordinary dividends paid by the international or bond fund Advisor Classes is expected to qualify for this deduction.

  Note: Regular monthly dividends from the Tax-Free Income Fund—Advisor Class are expected to be exempt from federal income taxes. Exemption is not guaranteed since the fund has the right under certain conditions to invest in nonexempt securities. You must report your total tax-free income on IRS Form 1040. The IRS uses this information to help determine the tax status of any Social Security payments you may have received during the year. Tax-exempt dividends paid to Social Security recipients may increase the portion of benefits that is subject to tax.

  If the Tax-Free Income Fund invests in certain "private activity" bonds, shareholders who are subject to the alternative minimum tax (AMT) must include income generated by these bonds in their AMT calculation. The portion of this fund`s income dividend that should be included in your AMT calculation, if any, will be reported to you in January.

  Taxes on Fund Redemptions

  When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is a sale for tax purposes.

  Taxes on Fund Distributions

  The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held the shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than one year are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term capital loss must be reclassified as a long-term capital loss to the extent of any long-term capital gain distributions received during the period you held the shares. If you realize a loss on the sale or exchange of Tax-Free Income Fund—Advisor Class shares held six months or less, your capital loss is reduced by the tax-exempt dividends received on those shares. For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and the foreign currency portion of gains on debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital.

  If the fund qualifies and elects to pass through nonrefundable foreign taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will meet the requirements to pass through foreign income taxes paid. For the Tax-Free Income Fund—Advisor Class, gains realized on the sale of market discount bonds with maturities beyond one year may be treated as ordinary income and cannot be offset by other capital losses. To the extent the fund invests in these securities, the likelihood of a taxable gain distribution will be increased.

  Retirement Funds

  Distributions by the underlying funds and changes in asset allocations may result in taxable distributions of ordinary income or capital gains.

  Tax Consequences of Hedging

  Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.

  Distributions are taxable whether reinvested in additional shares or received in cash.

  Tax Effect of Buying Shares Before an Income Dividend or Capital Gain Distribution

  If you buy shares shortly before or on the "record date" —  the date that establishes you as the person to receive the upcoming distribution — you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund`s record date before investing. Of course, a fund`s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.

  Transaction Procedures and Special Requirements

  Purchase Conditions for Intermediaries

  Nonpayment

  If the fund receives a check or ACH transfer that does not clear or the payment is not received in a timely manner, your purchase may be canceled. The intermediary will be responsible for any losses or expenses incurred by the fund or transfer agent. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

  U.S. Dollars

  All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.

  Sale (Redemption) Conditions

  Holds on Immediate Redemptions: 10-day Hold

  If an intermediary sells shares that it just purchased and paid for by check or ACH transfer, the fund will process the redemption but will generally delay sending the proceeds for up to 10 calendar days to allow the check or transfer to clear. (The 10-day hold does not apply to purchases paid for by bank wire.)

  Redemptions over $250,000

  Large redemptions can adversely affect a portfolio manager`s ability to implement a fund`s investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem (sell) more than $250,000, or your sale amounts to more than 1% of fund net assets, the fund has the right (without prior notice) to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund`s portfolio. You will be responsible for disposing of the securities and bearing any associated costs. The securities you receive will be selected by the fund in its absolute discretion.

  Excessive and Short-Term Trading

  T. Rowe Price may bar excessive and short-term traders from purchasing shares.

  Excessive or short-term trading in fund shares may disrupt management of a fund and raise its costs. Short-term traders in funds investing in foreign securities may seek to take advantage of an anticipated difference between the price of the fund`s shares and price movements in overseas markets (see Pricing Shares and Receiving Sale Proceeds — How and When Shares Are Priced). While there is no assurance that T. Rowe Price can prevent all excessive and short-term trading, the Board of Directors/Trustees of each fund has adopted the policy set forth below to deter such activity. Persons trading directly with T. Rowe Price or indirectly through intermediaries in violation of this policy or persons believed to be short-term traders may be barred for a minimum of 90 calendar days or permanently from further purchases of T. Rowe Price funds. Purchase transactions placed by such persons are subject to rejection without notice.

  All persons purchasing shares held directly with a T. Rowe Price fund, or through a retirement plan for which T. Rowe Price serves as recordkeeper, who make more than one purchase and one sale or one sale and one purchase involving the same fund within any 90-day calendar period will violate the policy.

  All persons purchasing fund shares held through an intermediary, including a broker, bank, investment adviser, recordkeeper, insurance company, or other third party, and who hold the shares for less than 90 calendar days will violate the policy.

  Omnibus Accounts

  Intermediaries often establish omnibus accounts in the T. Rowe Price funds for their customers. In such situations, T. Rowe Price cannot always monitor trading activity by underlying shareholders. However, T. Rowe Price reviews trading activity at the omnibus account level and looks for activity that indicates potential excessive or shortterm trading. If it detects suspicious trading activity, T. Rowe Price contacts the intermediary to determine whether the excessive trading policy has been violated and may request and receive personal identifying information and transaction histories for some or all shareholders (including plan participants) to make this determination. If T. Rowe Price believes that its excessive trading policy has been violated, it will instruct the intermediary to take action with respect to the underlying shareholder in accordance with the policy.

  Retirement Plans

  If shares are held in a retirement plan, generally the fund`s excessive trading policy only applies to shares purchased and redeemed by exchange. However, the policy may apply to transactions other than exchanges depending on how shares of the plan are held at T. Rowe Price or how the excessive trading policy is applied by your plan`s recordkeeper. To determine which of your transactions are subject to the fund`s excessive trading policy, you should contact T. Rowe Price or your plan recordkeeper.

  Exceptions to Policy

  The following types of transactions are generally exempt from this policy: 1) trades solely in money market funds (exchanges between a money fund and a nonmoney fund are not exempt); 2) systematic purchases and redemptions; and 3) checkwriting redemptions from bond and money funds.

  In addition, transactions in systematic nondiscretionary rebalancing programs, nondiscretionary asset allocation programs, or fund-of-funds products may be exempt from the excessive trading policy subject to prior written approval by designated persons at T. Rowe Price.

  T. Rowe Price may modify the 90-day policy set forth above (for example, in situations where a retirement plan or retirement plan recordkeeper has restrictions on trading that differ from a T. Rowe Price fund`s policy). These modifications would be authorized only if the fund believes that the modified policy would provide protection to the fund that is reasonably equivalent to the fund`s regular policy. If you are trading through an intermediary, you should consult with the intermediary to determine the excessive trading policy that applies to your trades in the fund.

  There is no guarantee that T. Rowe Price will be able to detect or prevent excessive or short-term trading.

  Signature Guarantees

  An intermediary may need to obtain a signature guarantee in certain situations and should consult its T. Rowe Price Financial Institution Services representative.

  You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

  distribution, shareholder servicing, and recordkeeping fees

  The Advisor Class has adopted a 12b-1 plan under which it pays a fee at the rate of up to 0.25% of its average daily net assets per year to various intermediaries for distribution and servicing of its shares. These payments may be more or less than the costs incurred by the intermediaries. Because the fees are paid from the Advisor Class net assets on an ongoing basis, they will increase the cost of your investment and, over time, could result in your paying more than with other types of sales charges. The Advisor Class may also separately compensate intermediaries at a rate of up to 0.10% of average daily net assets per year for various recordkeeping and transfer agent services they perform.

  More About the Fund 3

  Organization and Management

  How are the funds organized?

  T. Rowe Price Retirement Funds, Inc. (Retirement Funds), was incorporated in Maryland in 2002. Currently, Retirement Funds consists of 12 series (collectively referred to as "the funds"), each representing a separate pool of assets with different investment policies. Each is an "open-end investment company," or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives. In 2003, 2006, and 2007, certain of the funds issued a separate class of shares known as the Advisor Class.

  Shareholders benefit from T. Rowe Price`s 70 years of investment management experience.

  What is meant by "shares"?

  As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund`s authorized capital stock, but share certificates are not issued.

  Each share and fractional share entitles the shareholder to:

  Receive a proportional interest in income and capital gain distributions of the class. The income dividends for Advisor Class shares will generally differ from those of the original class to the extent that the expense ratios of the classes differ.

  Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund`s management contract. Shareholders of each class have exclusive voting rights on matters affecting only that class.

  Do T. Rowe Price funds have annual shareholder meetings?

  The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting for the purpose of voting on the removal of any fund director or trustee. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will make available to you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone or on the Internet.

  Who runs the funds?

  General Oversight

  Retirement Funds is governed by a Board of Directors that meets regularly to review the funds` investments, performance, expenses, and other business affairs. The Board elects the officers of Retirement Funds. At least 75% of the Board members are independent of T. Rowe Price and T. Rowe Price International (the investment adviser to the underlying international funds). In exercising their responsibilities, the Board, among other things, will refer to the Special Servicing Agreements and policies and guidelines included in the Exemptive Order issued by the Securities and Exchange Commission in connection with the operation of the funds. The majority of the directors and the officers of Retirement Funds, T. Rowe Price, and T. Rowe Price International also serve in similar positions with most of the underlying funds. Thus, if the interests of one of the Retirement Funds and the underlying funds were ever to diverge, it is possible that a conflict of interest could arise and affect how the directors and officers fulfill their fiduciary duties to that Retirement Fund and the underlying funds. The directors of Retirement Funds believe they have structured each of the Retirement Funds to avoid these concerns. However, conceivably, a situation could occur where proper action for one of the Retirement Funds could be adverse to the interests of an underlying fund, or the reverse. If such a possibility arises, the directors and officers of the affected funds and T. Rowe Price or T. Rowe Price International, as applicable, will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict.

  Portfolio Management

  T. Rowe Price has established an Investment Advisory Committee with respect to the funds. The committee members are: Edmund M. Notzon III, Chairman, Jerome A. Clark, John H. Laporte, Wyatt A. Lee, Mary J. Miller, Brian C. Rogers, Mark J. Vaselkiv, and Richard T. Whitney. Mr. Notzon has been managing investments for T. Rowe Price since 1989 and has been chairman of the Investment Advisory Committee since 2002. The portfolio manager, Jerome A. Clark, has day-to-day responsibility for managing the funds and works with the committee in developing and executing these funds` investment programs. Mr. Clark joined T. Rowe Price in 1992 and has been managing investments since 1993. The Statement of Additional Information provides additional information about the portfolio manager`s compensation, other accounts managed by the portfolio manager, and the portfolio manager`s ownership of securities in the fund.

  Management of the Underlying Funds

  T. Rowe Price serves as investment manager to all of the underlying domestic funds. T. Rowe Price International serves as investment manager to the underlying international funds. Each manager is responsible for the selection and management of the underlying funds` portfolio investments. T. Rowe Price serves as investment manager to a variety of individual and institutional investors, including limited partnerships and other mutual funds.

  T. Rowe Price International is a wholly owned subsidiary of T. Rowe Price Associates. The U.S. office is located at 100 East Pratt Street, Baltimore, Maryland 21202.

  How are fund expenses determined?

  The operating expenses of each Retirement Fund include (a) its direct operating expenses at the Retirement Fund level and (b) its pro-rata share of the fees and expenses of the acquired funds in which it invests. Fund operating expenses include shareholder servicing and accounting fees and expenses; legal and auditing fees; expenses of preparing and printing prospectuses and shareholder reports; registration fees and expenses; proxy and annual meeting expenses, if any; and directors` fees and expenses. The payment of each Retirement Fund`s direct operating expenses is subject to a Special Servicing Agreement (described below) and certain provisions of its Investment Management Agreement with T. Rowe Price. Because of these agreements, each Retirement Fund effectively pays no operating expenses at the Retirement Fund level.

  How the Special Servicing Agreements offset the expenses of the Retirement Funds.

  The Retirement Funds` investments in the underlying funds are expected to provide savings to the underlying funds. This is primarily the result of the assumed elimination of numerous separate shareholder accounts which, in the absence of the Retirement Funds, would have been invested directly in the underlying funds and the resulting reduction in shareholder servicing costs. The estimated savings to the underlying funds generated by the operation of the Retirement Funds are expected to be sufficient to offset most, if not all, of the direct operating expenses of the Retirement Funds.

  Each underlying fund has entered into a Special Servicing Agreement with each respective Retirement Fund and T. Rowe Price. These agreements provide that each underlying fund in which one of the Retirement Funds invests will bear a proportionate share of the expenses of that Retirement Fund if, and to the extent that, the underlying fund`s savings from the operation of the Retirement Fund exceed these expenses. T. Rowe Price has agreed to bear any expenses of each Retirement Fund which exceed the estimated savings to each of the underlying funds. As a result of these provisions, the direct operating expenses of each Retirement Fund are expected to be paid for by the underlying funds in which it invests. Therefore, the Retirement Funds will effectively pay no operating expenses at the Retirement Fund level.

  Of course, as discussed in "What fees and expenses will I pay?" in Section 1, shareholders of a Retirement Fund will still indirectly bear their proportionate share of the expenses of each underlying fund in which the Retirement Fund invests.

  The Management Fee

  T. Rowe Price is the investment manager for the funds. It will not be paid a management fee for performing investment management services. However, T. Rowe Price and T. Rowe Price International receive management fees from managing the underlying funds. See the underlying funds` Statement of Additional Information for specific fees.

  T. Rowe Price will determine how the funds` assets are invested consistent with the investment objectives and policies of each fund described in this prospectus and procedures and guidelines established by the Board of Directors for the Retirement Funds. The Directors for Retirement Funds will periodically monitor the allocations and the basis upon which such allocations were made or maintained.

  A discussion about the factors and conclusions considered by the Board in approving each fund`s investment management contract with T. Rowe Price appears in each fund`s annual report to shareholders for the period ended May 31.

  Understanding Performance Information

  This section should help you understand the terms used to describe fund performance.

  Total Return

  This tells you how much an investment has changed in value over a given period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

  Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

  Cumulative Total Return

  This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.

  Average Annual Total Return

  This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment`s actual cumulative return. This gives you an idea of an investment`s annual contribution to your portfolio, provided you held it for the entire period.

  Yield

  The current or "dividend" yield on a fund or any investment tells you the relationship between the investment`s current level of annual income and its price on a particular day. The dividend yield reflects the actual income paid to shareholders for a given period, annualized and divided by the price at the end of the period. For example, a fund providing $5 of annual income per share and a price of $50 has a current yield of 10%. Yields can be calculated for any time period.

  For bond funds, the advertised or SEC yield is found by determining the net income per share (as defined by the Securities and Exchange Commission) earned by a fund during a 30-day base period and dividing this amount by the share price on the last day of the base period. The SEC yield, also called the standardized yield, may differ from the dividend yield.

  Description of Underlying Funds

  The investments of each of the Retirement Funds are concentrated in the underlying funds, so each fund`s investment performance is directly related to the investment performance of these underlying funds.

  Table 16 gives a brief description of the principal investment programs of the underlying funds. Additional investment practices are described in the prospectuses for each of the underlying funds.

  For more information about an underlying fund, call 1-800-638-5660.

  The major characteristics of the underlying T. Rowe Price funds are as follows:

  Table 16  Description of Underlying Funds
Fixed-Income Funds	Objective/Program

High Yield	High current income and, secondarily, capital appreciation. Invests in a widely diversified portfolio of "junk" bonds. Average maturity is expected to be in the 6- to 10-year range.
New Income	Highest level of income consistent with preservation of capital over time by investing primarily in marketable debt securities. Average maturity is expected to be between four and 15 years.
Short-Term Income	High level of income consistent with minimal fluctuation in principal value and liquidity. Average effective maturity will not exceed three years.
Equity Funds	Objective/Program
Equity Index 500	Performance equal to that of the Standard & Poor`s 500 Stock Index®. Invests in the stocks in the S&P 500 Index using a full replication strategy.
Extended Equity Market Index	Performance equal to that of U.S. stocks not included in the Standard & Poor`s 500 Stock Index®. Invests in the stocks in the Dow Jones Wilshire 4500 Completion Index to represent this universe.
Growth Stock	Capital appreciation and, secondarily, increasing dividend income through investments in growth stocks. Invests principally in well-established U.S.-based companies.
Mid-Cap Growth	Long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth.
Mid-Cap Value	Long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued.
New Horizons	Aggressive capital appreciation through investments in small-company stocks. Invests primarily in emerging growth companies, early in their corporate life cycles.
Small-Cap Stock	Long-term capital growth through investments in stocks of small companies. Stock selection may reflect either a growth or value investment approach.
Small-Cap Value	Long-term capital growth through investments in small U.S. companies whose common stocks are believed to be undervalued.
Value	Long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
International Funds	Objective/Program
International Growth & Income	Long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying non-U.S. companies.
International Stock	Capital appreciation through investments primarily in the common stocks of established non-U.S. companies.
Overseas Stock	Long-term growth of capital through investments in the common stocks of non-U.S. companies.

  Investment Policies of the Retirement Funds

  Each of the Retirement Fund`s investment policies and practices are subject to further restrictions and risks that are described in the Statement of Additional Information. Shareholders will be notified of any material change in such investment programs. The funds will not make a material change in their investment objectives or their fundamental policies without obtaining shareholder approval.

  Reserve Position

  Each fund may maintain cash reserves in money market securities. For temporary, defensive purposes, a fund may invest without limitation in cash reserves. A reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual volatility.

  Diversification

  Each of the Retirement Funds is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of mutual funds. However, the underlying funds themselves are diversified investment companies. Each fund intends to qualify as a diversified investment company for the purposes of Subchapter M of the Internal Revenue Code.

  Fundamental investment policies  As a matter of fundamental policy, each Retirement Fund will not: (i) invest more than 25% of its respective total assets in any one industry, except that each fund will invest substantially all of its assets in investment companies that are members of the T. Rowe Price family of funds; (ii) borrow money, except temporarily, to facilitate redemption requests in amounts not exceeding 33 1/3% of each fund`s total assets valued at market; and (iii) in any manner transfer as collateral for indebtedness any securities owned by each fund except in connection with permissible borrowings, which in no event will exceed 33 1/3% of each fund`s total assets valued at market. The funds may borrow money from other T. Rowe Price funds.

  Operating policies  Each Retirement Fund cannot (i) change the selection of the underlying funds in which they can invest; or (ii) change the percentage ranges which may be allocated to the underlying funds unless authorized to do so by the Board of Directors. Shareholders will be informed of any such changes.

  Other Investment Restrictions

  As a matter of operating policy, each Retirement Fund will not, among other things: (i) purchase additional securities when money borrowed exceeds 5% of the fund`s total assets; or (ii) invest more than 15% of its net assets in illiquid securities.

  Portfolio Turnover

  Each Retirement Fund`s portfolio turnover is expected to be low. The funds will purchase or sell securities to: (i) accommodate purchases and sales of each fund`s shares; and (ii) maintain or modify the allocation of each fund`s assets among the underlying funds within the percentage limits described earlier. The portfolio turnover rates for the funds are shown in the Financial Highlights table.

  Investment Policies and Practices of the Underlying Funds

  In pursuing their investment objectives and programs, each of the underlying funds is permitted to engage in a wide range of investment policies and practices. Further information about the underlying funds is contained in the Statement of Additional Information, as well as the prospectuses of each of the underlying funds. Because each Retirement Fund invests in the underlying funds, shareholders of each fund will be affected by these investment practices in direct proportion to the amount of assets each fund allocates to the underlying funds pursuing such practices.

  Disclosure of Fund Portfolio Information

  Each fund`s portfolio holdings are disclosed on a regular basis in its semiannual and annual reports to shareholders and on Form N-Q, which is filed with the SEC within 60 days of the fund`s first and third fiscal quarter-end. In addition, each fund discloses its calendar quarter-end portfolio holdings on troweprice.com 15 calendar days after each quarter. Under certain conditions, up to 5% of each fund`s holdings may be included in this portfolio list without being individually identified. Generally, securities would not be individually identified if they are being actively bought or sold and it is determined that the quarter-end disclosure of the holding could be harmful to the funds. A security will not be excluded for these purposes from a fund`s quarter-end holdings disclosure for more than one year. Each fund also discloses its largest 10 holdings on troweprice.com on the seventh business day after each month-end. These holdings are listed in alphabetical order along with the aggregate percentage of each fund`s total assets they represent. The quarter-end portfolio will remain on the Web site for one year. Each monthly top 10 list will remain on the Web site for six months. A description of each fund`s policy and procedures with respect to the disclosure of portfolio information is in the Statement of Additional Information.

  Financial Highlights

  The 2050 Fund-Advisor Class first issued shares on December 31, 2006, and the 2005, 2015, 2025, 2035, 2045, and 2055 Advisor Classes first issued shares on May 31, 2007, and therefore have no financial history. As a point of comparison, however, table 17 provides historical information about the oldest existing class of the 2005, 2015, 2025, 2035, and 2045 Funds because their Advisor Classes participate in each respective fund`s management program and investment portfolio. (Prior to the inception of Advisor Classes, each fund had only a single class.) This information is based on a single share of each fund outstanding throughout the periods shown. Financial history for the oldest existing class of the 2050 and 2055 Funds are not shown because the oldest existing class began operations on December 31, 2006, and thus did not have audited financial statements at the time of printing.

  Each table is part of 2005, 2015, 2025, 2035, and 2045 Funds` financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions and no payment of account or [if applicable] redemption fees). The financial statements in the annual reports were audited by the funds` independent registered public accounting firm, PricewaterhouseCoopers LLP.

  Had the Advisor Classes existed during the period reflected in the table, some financial information would be different because of its higher anticipated expense ratio.

  For the 2010, 2020, 2030, 2040, and Income Fund Advisor Classes, table 17, which provides information about the class`s financial history, is based on a single share outstanding throughout the periods shown. Each class`s section of the table is part of each class`s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in each class (assuming reinvestment of all dividends and distributions and no payment of account or [if applicable] redemption fees). The financial statements in the annual reports were audited by the funds` independent registered public accounting firm, PricewaterhouseCoopers LLP.

  Table 17  Financial Highlights
	2/27/04* through 5/31/04	Year ended May 31
2005 Fund		2005a	2006a

Net asset value,beginning of period	$10.00	$9.83	$10.52
Income From Investment Operations
Net investment income	0.02	0.24	0.28
Net gains or losses on securities (both realized and unrealized)	(0.19)b	0.60	0.61
Total from investment operations	(0.17)	0.84	0.89
Less Distributions
Dividends (from net investment income)	—	(0.13)	(0.21)
Distributions (fromcapital gains)	—	(0.02)	(0.08)
Returns of capital	—	—	—
Total distributions	—	(0.15)	(0.29)
Net asset value,end of period	$9.83	$10.52	$11.12
Ratiosc
Total return	(1.70)%	8.55%	8.51%
Ratio of expenses to average net assets	0.00%d	0.00%	0.00%
Ratio of net income to average net assets	1.75%d	2.29%	2.58%
Portfolio turnover rate	20.6%d	12.0%	17.1%
Supplemental Data
Weighted average expense ratio of underlying Price fundse	0.67%d	0.64%	0.61%
Effective expense ratio	0.67%d	0.64%	0.61%
Net assets, end of period(in thousands)	$18,869	$253,449	$476,236

  *Inception date.

  aPer share amounts calculated using average shares outstanding method.

  bThe amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund`s aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

  cReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

  dAnnualized.

  eReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

  Table 17  Financial Highlights (continued)
	10/31/03* through 5/31/04	Year ended May 31
2010 Fund—Advisor Class		2005a	2006a

Net asset value,beginning of period	$12.40	$13.04	$13.92
Income From Investment Operations
Net investment income	0.14	0.24	0.31
Net gains or losses on securities (both realized and unrealized)	0.64	0.91	1.03
Total from investment operations	0.78	1.15	1.34
Less Distributions
Dividends (from net investment income)	(0.13)	(0.18)	(0.24)
Distributions (fromcapital gains)	(0.01)	(0.09)	(0.09)
Returns of capital	—	—	—
Total distributions	(0.14)	(0.27)	(0.33)
Net asset value,end of period	$13.04	$13.92	$14.93
Ratiosb
Total return	6.25%	8.91%	9.68%
Ratio of expenses to average net assets	0.25%c	0.25%	0.25%
Ratio of net income to average net assets	1.41%c	1.75%	2.01%
Portfolio turnover rate	16.3%	6.1%	11.3%
Supplemental Data
Weighted average expense ratio of underlying Price fundsd	0.71%c	0.68%	0.65%
Effective expense ratio	0.96%c	0.93%	0.90%
Net assets, end of period(in thousands)	$6,426	$28,426	$77,605

  *Inception date.

  aPer share amounts calculated using average shares outstanding method.

  bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

  cAnnualized.

  dReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

  Table 17  Financial Highlights (continued)
	2/27/04* through 5/31/04	Year ended May 31
2015 Fund		2005a	2006a

Net asset value,beginning of period	$10.00	$9.84	$10.65
Income From Investment Operations
Net investment income	0.01	0.19	0.23
Net gains or losses on securities (both realized and unrealized)	(0.17)b	0.75	0.92
Total from investment operations	(0.16)	0.94	1.15
Less Distributions
Dividends (from net investment income)	—	(0.11)	(0.17)
Distributions (fromcapital gains)	—	(0.02)	(0.07)
Returns of capital	—	—	—
Total distributions	—	(0.13)	(0.24)
Net asset value,end of period	$9.84	$10.65	$11.56
Ratiosc
Total return	(1.60)%	9.56%	10.85%
Ratio of expenses to average net assets	0.00%d	0.00%	0.00%
Ratio of net income to average net assets	1.31%d	1.87%	1.99%
Portfolio turnover rate	0.6%d	1.8%	11.4%
Supplemental Data
Weighted average expense ratio of underlying Price fundse	0.75%d	0.72%	0.69%
Effective expense ratio	0.75%d	0.72%	0.69%
Net assets, end of period(in thousands)	$46,394	$524,528	$1,254,439

  *Inception date.

  aPer share amounts calculated using average shares outstanding method.

  bThe amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund`s aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

  cReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

  dAnnualized.

  eReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

  Table 17  Financial Highlights (continued)
	10/31/03* through 5/31/04	Year ended May 31
2020 Fund—Advisor Class		2005a	2006a

Net asset value,beginning of period	$12.81	$13.63	$14.70
Income From Investment Operations
Net investment income	0.12	0.19	0.24
Net gains or losses on securities (both realized and unrealized)	0.83	1.15	1.47
Total from investment operations	0.95	1.34	1.71
Less Distributions
Dividends (from net investment income)	(0.11)	(0.17)	(0.20)
Distributions (fromcapital gains)	(0.02)	(0.10)	(0.11)
Returns of capital	—	—	—
Total distributions	(0.13)	(0.27)	(0.31)
Net asset value,end of period	$13.63	$14.70	$16.10
Ratiosb
Total return	7.46%	9.84%	11.69%
Ratio of expenses to average net assets	0.25%c	0.25%	0.25%
Ratio of net income to average net assets	1.49%c	1.32%	1.48%
Portfolio turnover rate	23.9%	0.8%	11.9%
Supplemental Data
Weighted average expense ratio of underlying Price fundsd	0.80%c	0.76%	0.72%
Effective expense ratio	1.05%c	1.01%	0.97%
Net assets, end of period(in thousands)	$549	$24,808	$107,605

  *Inception date.

  aPer share amounts calculated using average shares outstanding method.

  bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

  cAnnualized.

  dReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

  Table 17  Financial Highlights (continued)
	2/27/04* through 5/31/04	Year ended May 31
2025 Fund		2005a	2006a

Net asset value,beginning of period	$10.00	$9.85	$10.75
Income From Investment Operations
Net investment income	0.01	0.15	0.17
Net gains or losses on securities (both realized and unrealized)	(0.16)b	0.87	1.20
Total from investment operations	(0.15)	1.02	1.37
Less Distributions
Dividends (from net investment income)	—	(0.10)	(0.13)
Distributions (fromcapital gains)	—	(0.02)	(0.10)
Returns of capital	—	—	—
Total distributions	—	(0.12)	(0.23)
Net asset value,end of period	$9.85	$10.75	$11.89
Ratiosc
Total return	(1.50)%	10.36%	12.81%
Ratio of expenses to average net assets	0.00%d	0.00%	0.00%
Ratio of net income to average net assets	0.74%d	1.41%	1.44%
Portfolio turnover rate	3.4%d	2.2%	13.2%
Supplemental Data
Weighted average expense ratio of underlying Price fundse	0.82%d	0.78%	0.74%
Effective expense ratio	0.82%d	0.78%	0.74%
Net assets, end of period(in thousands)	$39,894	$414,701	$1,108,630

  *Inception date.

  aPer share amounts calculated using average shares outstanding method.

  bThe amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund`s aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

  cReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

  dAnnualized.

  eReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

  Table 17  Financial Highlights (continued)
	10/31/03* through 5/31/04	Year ended May 31
2030 Fund—Advisor Class		2005a	2006a

Net asset value,beginning of period	$13.05	$14.03	$15.25
Income From Investment Operations
Net investment income	0.10	0.11	0.13
Net gains or losses on securities (both realized and unrealized)	1.00	1.35	1.96
Total from investment operations	1.10	1.46	2.09
Less Distributions
Dividends (from net investment income)	(0.10)	(0.12)	(0.14)
Distributions (fromcapital gains)	(0.02)	(0.12)	(0.11)
Returns of capital	—	—	—
Total distributions	(0.12)	(0.24)	(0.25)
Net asset value,end of period	$14.03	$15.25	$17.09
Ratiosb
Total return	8.48%	10.41%	13.76%
Ratio of expenses to average net assets	0.25%c	0.25%	0.25%
Ratio of net income to average net assets	0.70%c	0.77%	0.78%
Portfolio turnover rate	26.1%	1.3%	11.9%
Supplemental Data
Weighted average expense ratio of underlying Price fundsd	0.84%c	0.80%	0.76%
Effective expense ratio	1.09%c	1.05%	1.01%
Net assets, end of period(in thousands)	$1,824	$14,514	$69,803

  *Inception date.

  aPer share amounts calculated using average shares outstanding method.

  bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

  cAnnualized.

  dReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

  Table 17  Financial Highlights (continued)
	2/27/04* through 5/31/04	Year ended May 31
2035 Fund		2005a	2006a

Net asset value,beginning of period	$10.00	$9.83	$10.77
Income From Investment Operations
Net investment income	—	0.11	0.12
Net gains or losses on securities (both realized and unrealized)	(0.17)b	0.94	1.38
Total from investment operations	(0.17)	1.05	1.50
Less Distributions
Dividends (from net investment income)	—	(0.09)	(0.11)
Distributions (fromcapital gains)	—	(0.02)	(0.07)
Returns of capital	—	—	—
Total distributions	—	(0.11)	(0.18)
Net asset value,end of period	$9.83	$10.77	$12.09
Ratiosc
Total return	(1.70)%	10.68%	13.98%
Ratio of expenses to average net assets	0.00%d	0.00%	0.00%
Ratio of net income to average net assets	0.46%d	1.08%	0.99%
Portfolio turnover rate	13.1%d	6.2%	11.2%
Supplemental Data
Weighted average expense ratio of underlying Price fundse	0.84%d	0.80%	0.76%
Effective expense ratio	0.84%d	0.80%	0.76%
Net assets, end of period(in thousands)	$11,089	$160,602	$528,818

  *Inception date.

  aPer share amounts calculated using average shares outstanding method.

  bThe amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund`s aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

  cReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

  dAnnualized.

  eReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

  Table 17  Financial Highlights (continued)
	10/31/03* through 5/31/04	Year ended May 31
2040 Fund—Advisor Class		2005a	2006a

Net asset value,beginning of period	$13.09	$14.07	$15.32
Income From Investment Operations
Net investment income	0.09	0.10	0.14
Net gains or losses on securities (both realized and unrealized)	1.01	1.36	1.97
Total from investment operations	1.10	1.46	2.11
Less Distributions
Dividends (from net investment income)	(0.10)	(0.12)	(0.14)
Distributions (fromcapital gains)	(0.02)	(0.09)	(0.11)
Returns of capital	—	—	—
Total distributions	(0.12)	(0.21)	(0.25)
Net asset value,end of period	$14.07	$15.32	$17.18
Ratiosb
Total return	8.45%	10.38%	13.82%
Ratio of expenses to average net assets	0.25%c	0.25%	0.25%
Ratio of net income to average net assets	1.08%c	0.70%	0.81%
Portfolio turnover rate	26.9%	1.3%	11.3%
Supplemental Data
Weighted average expense ratio of underlying Price fundsd	0.84%c	0.80%	0.76%
Effective expense ratio	1.09%c	1.05%	1.01%
Net assets, end of period(in thousands)	$277	$6,441	$32,839

  *Inception date.

  aPer share amounts calculated using average shares outstanding method.

  bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

  cAnnualized.

  dReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

  Table 17  Financial Highlights (continued)
5/31/05* through 5/31/06a
2045 Fund

Net asset value,beginning of period	$10.00
Income From Investment Operations
Net investment income	0.08
Net gains or losses on securities (both realized and unrealized)	1.32
Total from investment operations	1.40
Less Distributions
Dividends (from net investment income)	(0.07)
Distributions (fromcapital gains)	(0.05)
Returns of capital	—
Total distributions	(0.12)
Net asset value,end of period	$11.28
Ratiosb
Total return	14.04%
Ratio of expenses to average net assets	0.00%
Ratio of net income to average net assets	0.76%
Portfolio turnover rate	28.4%
Supplemental Data
Weighted average expense ratio of underlying Price fundsc	0.76%
Effective expense ratio	0.76%
Net assets, end of period(in thousands)	$103,369

  *Inception date.

  aPer share amounts calculated using average shares outstanding method.

  bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

  cReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

  Table 17  Financial Highlights (continued)
	10/31/03* through 5/31/04	Year ended May 31
Income Fund—Advisor Class		2005a	2006a

Net asset value,beginning of period	$11.37	$11.67	$12.14
Income From Investment Operations
Net investment income	0.15	0.27	0.36
Net gains or losses on securities (both realized and unrealized)	0.31	0.50	0.46
Total from investment operations	0.46	0.77	0.82
Less Distributions
Dividends (from net investment income)	(0.15)	(0.27)	(0.34)
Distributions (fromcapital gains)	(0.01)	(0.03)	(0.05)
Returns of capital	—	—	—
Total distributions	(0.16)	(0.30)	(0.39)
Net asset value,end of period	$11.67	$12.14	$12.57
Ratiosb
Total return	4.07%	6.63%	6.85%
Ratio of expenses to average net assets	0.25%c	0.25%	0.25%
Ratio of net income to average net assets	2.15%c	2.22%	2.80%
Portfolio turnover rate	12.9%	21.2%	10.2%
Supplemental Data
Weighted average expense ratio of underlying Price fundsd	0.60%c	0.57%	0.56%
Effective expense ratio	0.85%c	0.82%	0.81%
Net assets, end of period(in thousands)	$1,336	$2,361	$14,414

  *Inception date.

  aPer share amounts calculated using average shares outstanding method.

  bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

  cAnnualized.

  dReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

  Investing With T. Rowe Price 4

  Account Requirements and Transaction Information

  The information in this section is for use by intermediaries only. Shareholders should contact their intermediary for information regarding the intermediary`s policies on purchasing, exchanging, and redeeming fund shares as well as initial and subsequent investment minimums.

  Tax Identification
  Number

  The intermediary must provide T. Rowe Price with its certified Social Security or employer identification number. Otherwise, federal law requires the funds to withhold a percentage of dividends, capital gain distributions, and redemptions and may subject the intermediary or account holder to an IRS fine. If this information is not received within 60 days after the account is established, the account may be redeemed at the fund`s net asset value (NAV) on the redemption date.

  All initial and subsequent investments by intermediaries should be made by bank wire or electronic payment. For more information, contact Financial Institution Services.

  Opening a New Account

  $2,500 minimum initial investment; $1,000 for retirement plans or gifts or transfers to minors (UGMA/UTMA) accounts

  Important Information About Opening an Account

  Pursuant to federal law, all financial institutions must obtain, verify, and record information that identifies each person or entity that opens an account.

  When an account is opened, the name, residential street address, date of birth, and Social Security number or employer identification number for each account owner and person(s) opening an account on behalf of others, such as custodians, agents, trustees, or other authorized signers must be provided. Entities are also required to provide documents such as articles of incorporation, partnership agreements, trust documents, and other applicable records.

  T. Rowe Price will use this information to verify the identity of the person(s)/entity opening the account. An account cannot be opened until all of this information is received. If the identity of the account holder cannot be verified, T. Rowe Price is authorized to take any action permitted by law. (See Rights Reserved by the Funds.)

  Intermediaries should call Financial Institution Services for an account number, assignment to a dedicated service representative, and wire transfer instructions.

  In order to obtain an account number, the intermediary must supply the name, Social Security or employer identification number, and business street address for the account.

  Intermediaries should complete a New Account Form and mail it, with proper documentation identifying your firm, to one of the appropriate addresses listed below. Intermediaries must also enter into a separate agreement with the fund or its agent.

  via U.S. Postal Service

  T. Rowe Price Financial Institution Services
  P.O. Box 17603
  Baltimore, MD 21297-1603

  via private carriers/overnight services

  T. Rowe Price Financial Institution Services
  Mail Code: OM-4232
  4515 Painters Mill Road
  Owings Mills, MD 21117-4842

  Purchasing Additional ShareS

  $100 minimum additional purchase; $50 minimum for retirement plans, Automatic Asset Builder, and gifts or transfers to minors (UGMA/UTMA) accounts

  By Wire

  Intermediaries should call Financial Institution Services or access troweprice.com for wire transfer instructions.

  Exchanging and redeeming ShareS

  Exchange Service

  Money can be moved from one account to an existing, identically registered account or a new identically registered account can be opened. Intermediaries should call their Financial Institution Services representative for more information or to place a trade. For exchange policies, please see Transaction Procedures and Special Requirements—Excessive and Short-Term Trading.

  Redemptions

  Unless otherwise indicated, redemption proceeds will be wired to the intermediary`s designated bank. Intermediaries should contact their Financial Institution Services representative.

  Some of the T. Rowe Price funds may impose a redemption fee. Check the fund`s prospectus under Contingent Redemption Fee in Pricing Shares and Receiving Sale Proceeds. The fee is paid to the fund.

  Rights Reserved by the Funds

  T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone or mailgram; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order placed through an intermediary, no later than the business day after the order is received by the intermediary (including, but not limited to, orders deemed to result in excessive trading, market timing, or 5% ownership) upon notice to the shareholder within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner; (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and any services at any time; (8) to waive any wire, small account, maintenance, or fiduciary fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; and (10) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed, in cases of threatening conduct, suspected fraudulent or illegal activity, or if the fund or its agent is unable, through its procedures, to verify the identity of the person(s) or entity opening an account.

  These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund or if required by law.

  In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of a fund, except upon approval of the fund`s management.

  T. rowe price Privacy Policy

  In the course of doing business with T. Rowe Price, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

  You may provide information when communicating or transacting business with us in writing, electronically, or by phone. For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.

  We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share information within the T. Rowe Price family of companies in the course of providing or offering products and services to best meet your investing needs. We may also share that information with companies that perform administrative or marketing services for T. Rowe Price, with a research firm we have hired, or with a business partner, such as a bank or insurance company with which we are developing or offering investment products. When we enter into such a relationship, our contracts restrict the companies` use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.

  We maintain physical, electronic, and procedural safeguards to protect your personal information. Within T. Rowe Price, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services. Our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in strict confidence.

  ___________________________________________________________________

  This Privacy Policy applies to the following T. Rowe Price family of companies: T. Rowe Price Associates, Inc.; T. Rowe Price Advisory Services, Inc.; T. Rowe Price Investment Services, Inc.; T. Rowe Price Savings Bank; T. Rowe Price Trust Company; and the T. Rowe Price Funds.

  1940 Act File No. 811-21149

  E216-040 5/31/07

  T. Rowe Price Associates, Inc.
  100 East Pratt Street
  Baltimore, MD 21202

  A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager`s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, call your intermediary. These documents are also available at troweprice.com.

  Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC`s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

  May 31, 2007

  Prospectus

  T. Rowe Price

  Retirement Funds—

  R Class

  Twelve retirement funds that invest in a combination of T. Rowe Price stock and bond funds in pursuit of different risk and reward goals. This class of shares is sold only through financial intermediaries.

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

  May 31, 2007

  Prospectus

  ®

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	About the Funds
	Objective, Strategy, Risks, and Expenses	1
	Other Information About the Funds	21

2	Information About Accounts in T. Rowe Price Funds
	Pricing Shares and Receiving Sale Proceeds	22
	Useful Information on Distributions and Taxes	26
	Transaction Procedures and Special Requirements	29
	Distribution, Shareholder Servicing, and Recordkeeping Fees	31

3	More About the Funds
	Organization and Management	33
	Understanding Performance Information	36
	Description of Underlying Funds	37
	Investment Policies of the Retirement Funds	39
	Investment Policies and Practices of the Underlying Funds	40
	Disclosure of Fund Portfolio Information	40
	Financial Highlights	41

4	Investing With T. Rowe Price
	Account Requirements and Transaction Information	52
	Purchasing Additional Shares	53
	Exchanging and Redeeming Shares	54
	Rights Reserved by the Funds	54
	T. Rowe Price Privacy Policy	56

   Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates managed $349.9 billion for more than 10 million individual and institutional investor accounts as of March 31, 2007. T. Rowe Price is the funds` investment manager.

   Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

  About the Fund 1

  T. Rowe Price Retirement Funds, Inc.

  T. Rowe Price Retirement 2005 Fund—R Class — RRTLX
  T. Rowe Price Retirement 2010 Fund—R Class — RRTAX
  T. Rowe Price Retirement 2015 Fund—R Class — RRTMX
  T. Rowe Price Retirement 2020 Fund—R Class — RRTBX
  T. Rowe Price Retirement 2025 Fund—R Class — RRTNX
  T. Rowe Price Retirement 2030 Fund—R Class — RRTCX
  T. Rowe Price Retirement 2035 Fund—R Class — RRTPX
  T. Rowe Price Retirement 2040 Fund—R Class — RRTDX
  T. Rowe Price Retirement 2045 Fund—R Class — RRTRX
  T. Rowe Price Retirement 2050 Fund—R Class — RRTFX
  T. Rowe Price Retirement 2055 Fund—R Class — RRTVX
  T. Rowe Price Retirement Income Fund—R Class — RRTIX

  objective, strategy, risks, and expenses

  A word about the funds` name and structure.  The R Class is a share class of its respective T. Rowe Price fund and is not a separate mutual fund. The R Class shares are designed to be sold only through various third-party intermediaries that offer employer-sponsored defined contribution retirement plans, including brokers, dealers, banks, insurance companies, retirement plan recordkeepers, and others.

  What is each fund`s objective?

  The funds` objectives are described below. Each fund pursues its objective by investing in a combination of T. Rowe Price mutual funds representing different types of stocks and bonds.

  2005 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

  2010 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

  2015 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

  2020 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

  2025 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

  2030 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

  2035 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

  2040 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

  2045 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

  2050 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

  2055 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio of T. Rowe Price stock and bond funds. The fund`s allocation between T. Rowe Price stock and bond funds will change over time.

  Income Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio consisting of about 40% stocks and 60% bonds.

  What is each fund`s principal investment strategy?

  Each fund will seek to achieve its objective by investing in a set of underlying T. Rowe Price mutual funds representing various asset classes and sectors. Each fund (other than the Income Fund) is managed to a specific retirement year (target date) included in its name. The following tables detail the way each portfolio is expected to be allocated among the various asset classes. The tables also show the sectors within those asset classes to which the portfolios will have exposure, the T. Rowe Price funds that will be used to represent those sectors, and the expected allocations to the funds (individually or by sector). The information in the tables represents the target allocations for the funds as of September 1, 2006, other than for the Short-Term Income Fund and the Overseas Stock Fund (which began operations after September 1, 2006). The long-term target allocations for the 2005, 2015, 2025, 2035, 2045, 2050, and 2055 Funds are as of the date the funds commenced operations. As discussed later in this section, each fund has a "neutral" allocation that will vary over time according to a predetermined "glide path." The target allocations may vary from the neutral allocations. The funds` shareholder reports set forth their actual allocations between stocks and bonds and to individual T. Rowe Price funds. The bond allocations include all fixed-income asset classes.

  Table 1  2005 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	11.00%	Short-Term Income	11.00%	Short-Term Income
Fixed Income	33.75	Domestic Bonds	26.25	New Income
		High-Yield Bonds	7.50	High Yield
Stocks	55.25	Large-Cap	29.25	Equity Index 500
		Large-Cap Growth	5.50	Growth Stock
		Large-Cap Value	2.50	Value
		Mid-Cap	5.50	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.00	Extended Equity Market Index
		Small-Cap	4.00	New Horizons Small-Cap Stock Small-Cap Value
		International	8.50	International Growth & Income International Stock Overseas Stock

  Table 2  2010 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	6.50%	Short-Term Income	6.50%	Short-Term Income
Fixed Income	28.75	Domestic Bonds	20.75	New Income
		High-Yield Bonds	8.00	High Yield
Stocks	64.75	Large-Cap	26.25	Equity Index 500
		Large-Cap Growth	10.50	Growth Stock
		Large-Cap Value	7.00	Value
		Mid-Cap	6.50	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.00	Extended Equity Market Index
		Small-Cap	4.75	New Horizons Small-Cap Stock Small-Cap Value
		International	9.75	International Growth & Income International Stock Overseas Stock

  Table 3  2015 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	3.50%	Short-Term Income	3.50%	Short-Term Income
Fixed Income	23.75	Domestic Bonds	15.75	New Income
		High-Yield Bonds	8.00	High Yield
Stocks	72.75	Large-Cap	22.50	Equity Index 500
		Large-Cap Growth	15.25	Growth Stock
		Large-Cap Value	11.50	Value
		Mid-Cap	7.50	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.00	Extended Equity Market Index
		Small-Cap	5.25	New Horizons Small-Cap Stock Small-Cap Value
		International	10.75	International Growth & Income International Stock Overseas Stock

  Table 4  2020 Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	1.00%	Short-Term Income	1.00%	Short-Term Income
Fixed Income	18.75	Domestic Bonds	11.50	New Income
		High-Yield Bonds	7.25	High Yield
Stocks	80.25	Large-Cap	18.75	Equity Index 500
		Large-Cap Growth	20.00	Growth Stock
		Large-Cap Value	15.75	Value
		Mid-Cap	8.25	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.00	Extended Equity Market Index
		Small-Cap	5.75	New Horizons Small-Cap Stock Small-Cap Value
		International	11.75	International Growth & Income International Stock Overseas Stock

  Table 5  2025 Fund
Asset Class		Sector	Target Allocation	Fund
Fixed Income	13.75%	Domestic Bonds	7.75%	New Income
		High-Yield Bonds	6.00	High Yield
Stocks	86.25	Large-Cap	15.00	Equity Index 500
		Large-Cap Growth	24.00	Growth Stock
		Large-Cap Value	19.50	Value
		Mid-Cap	8.75	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.00	Extended Equity Market Index
		Small-Cap	6.25	New Horizons Small-Cap Stock Small-Cap Value
		International	12.75	International Growth & Income International Stock Overseas Stock

  Table 6  2030 Fund
Asset Class		Sector	Target Allocation	Fund
Fixed Income	8.75%	Domestic Bonds	4.50%	New Income
		High-Yield Bonds	4.25	High Yield
Stocks	91.25	Large-Cap	12.75	Equity Index 500
		Large-Cap Growth	26.75	Growth Stock
		Large-Cap Value	22.00	Value
		Mid-Cap	9.50	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.00	Extended Equity Market Index
		Small-Cap	6.50	New Horizons Small-Cap Stock Small-Cap Value
		International	13.75	International Growth & Income International Stock Overseas Stock

  Table 7  2035 Fund
Asset Class		Sector	Target Allocation	Fund
Fixed Income	7.75%	Domestic Bonds	4.00%	New Income
		High-Yield Bonds	3.75	High Yield
Stocks	92.25	Large-Cap	12.00	Equity Index 500
		Large-Cap Growth	27.50	Growth Stock
		Large-Cap Value	22.75	Value
		Mid-Cap	9.50	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.00	Extended Equity Market Index
		Small-Cap	6.75	New Horizons Small-Cap Stock Small-Cap Value
		International	13.75	International Growth & Income International Stock Overseas Stock

  Table 8  2040 Fund
Asset Class		Sector	Target Allocation	Fund
Fixed Income	7.75%	Domestic Bonds	4.00%	New Income
		High-Yield Bonds	3.75	High Yield
Stocks	92.25	Large-Cap	12.00	Equity Index 500
		Large-Cap Growth	27.50	Growth Stock
		Large-Cap Value	22.75	Value
		Mid-Cap	9.50	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.00	Extended Equity Market Index
		Small-Cap	6.75	New Horizons Small-Cap Stock Small-Cap Value
		International	13.75	International Growth & Income International Stock Overseas Stock

  Table 9  2045 Fund
Asset Class		Sector	Target Allocation	Fund
Fixed Income	7.75%	Domestic Bonds	4.00%	New Income
		High-Yield Bonds	3.75	High Yield
Stocks	92.25	Large-Cap	12.00	Equity Index 500
		Large-Cap Growth	27.50	Growth Stock
		Large-Cap Value	22.75	Value
		Mid-Cap	9.50	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.00	Extended Equity Market Index
		Small-Cap	6.75	New Horizons Small-Cap Stock Small-Cap Value
		International	13.75	International Growth & Income International Stock Overseas Stock

  Table 10  2050 Fund
Asset Class		Sector	Target Allocation	Fund
Fixed Income	7.75%	Domestic Bonds	4.00%	New Income
		High-Yield Bonds	3.75	High Yield
Stocks	92.25	Large-Cap	12.00	Equity Index 500
		Large-Cap Growth	27.50	Growth Stock
		Large-Cap Value	22.75	Value
		Mid-Cap	9.50	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.00	Extended Equity Market Index
		Small-Cap	6.75	New Horizons Small-Cap Stock Small-Cap Value
		International	13.75	International Growth & Income International Stock Overseas Stock

  Table 11  2055 Fund
Asset Class		Sector	Target Allocation	Fund
Fixed Income	7.75%	Domestic Bonds	4.00%	New Income
		High-Yield Bonds	3.75	High Yield
Stocks	92.25	Large-Cap	12.00	Equity Index 500
		Large-Cap Growth	27.50	Growth Stock
		Large-Cap Value	22.75	Value
		Mid-Cap	9.50	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.00	Extended Equity Market Index
		Small-Cap	6.75	New Horizons Small-Cap Stock Small-Cap Value
		International	13.75	International Growth & Income International Stock Overseas Stock

  Table 12  Income Fund
Asset Class		Sector	Target Allocation	Fund
Short-Term Income	30.00%	Short-Term Income	30.00%	Short-Term Income
Fixed Income	27.75	Domestic Bonds	20.75	New Income
		High-Yield Bonds	7.00	High Yield
Stocks	42.25	Large-Cap	28.50	Equity Index 500
		Mid-Cap	4.25	Mid-Cap Growth Mid-Cap Value
		Mid-Cap/Small- Cap Blend	0.00	Extended Equity Market Index
		Small-Cap	3.00	New Horizons Small-Cap Stock Small-Cap Value
		International	6.50	International Growth & Income International Stock Overseas Stock

  Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. (The glide path represents the shifting of asset classes over time and does not apply to the Income Fund.) As the glide path shows, each fund`s asset mix becomes more conservative—both prior to and after retirement—as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of a portfolio, which may be a primary source of income after retiring. Once a fund (other than the Income Fund) reaches its most conservative planned allocation, approximately 30 years after its stated retirement year, its allocation to stocks will remain fixed at approximately 20% of assets. The remainder will be invested in fixed-income securities. The allocations reflected in the glide path are also referred to as "neutral" allocations because they do not reflect tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class based on its market outlook.

  As set forth in Tables 1—12, each fund has target allocations for the broad asset classes. These target allocations are not expected to vary from the prescribed glide path formula or neutral allocations by more than plus or minus five percentage points. For the Income Fund, the neutral allocations are 30% short-term income, 30% fixed income, and 40% stocks, and the target allocations are also not expected to vary by more than plus or minus five percentage points. Any variance of the target allocation for a broad asset class can be applied to a single fund`s target allocation, or to any combination of funds within that broad asset class. When deciding upon allocations within these prescribed limits, managers may favor fixed-income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. The opposite may be true when strong economic growth is expected. And when varying exposure among the individual underlying funds, managers will examine relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small- and large-cap stocks, as well as the capacity of the underlying fund to absorb additional cash flow. Investments into the Extended Equity Market Index Fund will generally occur only after investments are made into the other funds representing the small- and mid-cap sectors.

  Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time each fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of each fund`s securities may change after they are purchased, and this may cause the amount of each fund`s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by a fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

  Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.

  What are the main risks of investing in the funds?

  The performance and risks of each Retirement Fund will directly correspond to the performance and risks of the underlying funds in which it invests. By investing in many underlying funds, the Retirement Funds have partial exposure to the risks of many different areas of the market. The more a Retirement Fund allocates to stock funds, the greater the expected risk. These risks include:

  General equity risk. As with all funds having equity exposure, the share prices of these funds can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Finally, a fund`s investment approach could fall out of favor with the investing public, resulting in a lagging performance versus other types of stock funds.

  Small- and mid-cap stock risks. To the extent that the Retirement Funds own funds that invest in stocks of small- and mid-cap companies, they may take on greater risk, as stocks of small- and mid-cap companies are usually more volatile than larger-company stocks. Stocks of smaller companies are subject to more abrupt or erratic price movements than larger-company stocks. Small companies often have limited production lines, markets, or financial resources, and their management may lack depth and experience.

  Growth and value approach risks. There are risks associated with each fund`s exposure to funds representing the growth or value investing approach. Even well-established growth stocks can be volatile. Stocks of growth companies may lack dividends that can cushion share prices in a down market. In addition, earnings disappointments often result in sharp price declines. The value approach carries the risk that the market will not recognize a security`s intrinsic value for a long time or that a stock judged to be undervalued may be appropriately priced.

  International risks. Funds that have exposure to investments overseas generally carry more risks than funds that invest strictly in U.S. assets. Even investments in countries with highly developed economies are subject to significant risks, including the following:

  Currency risk. This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

  General. Investments outside the United States are subject to potentially adverse local, political, and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; and possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards.

  Emerging market risk. To the extent that the Retirement Funds invest in funds that invest in emerging markets, they are subject to greater risk than funds investing only in developed markets. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity.

  Fixed-income risks. To the extent that the Retirement Funds have exposure to funds that invest in the bond or money market, they are subject to the following risks:

  Interest rate risk. This risk refers to the decline in bond prices that accompanies a rise in the overall level of interest rates. (Bond prices and interest rates move in opposite directions.) Generally, the longer the maturity of a fund or security, the greater its interest rate risk. While a rise in rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be "called," or redeemed before maturity, and that the proceeds may be reinvested in lower-yielding securities.

  Credit risk. This is the chance that any of a fund`s holdings will have its credit rating downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price.

  Each fund`s share price may decline, so when you sell your shares, you may lose money.

  How can I tell which fund is most appropriate for me?

  Consider your estimated retirement date and risk tolerance. In general, these funds` investment programs assume a retirement age of 65. It is expected that the investor will choose a fund whose stated date is closest to the date the investor turns 65. Choosing a fund targeting an earlier date represents a more conservative choice; targeting a fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only.

  How has each fund performed in the past?

  The bar charts showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.

  The 2050 Fund-R Class began operations on December 31, 2006, and the 2005, 2015, 2025, 2035, 2045, and 2055 R Classes began operations on May 31, 2007, and therefore do not have a full calendar year of performance history. As a point of comparison, however, the following bar charts and table show calendar year returns for the oldest existing class of the 2005, 2015, 2025, 2035, and 2045 Funds. Bar charts and calendar year returns for the oldest existing class of the 2050 and 2055 Funds are not shown because their oldest existing classes began operations on December 31, 2006, and thus do not have a full calendar year of performance history. Because each of the R Classes is expected to have higher expenses than the oldest existing class of its respective fund, its performance, had it existed over the periods shown, would have been lower. The oldest existing class of each fund and its respective R Class share the same portfolio.

  The funds can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

  In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund`s other returns because the loss generates a tax benefit that is factored into the result.

The fund`s return for the three months ended 3/31/07 was 1.64%.	The fund`s return for the three months ended 3/31/07 was 1.46%.

The fund`s return for the three months ended 3/31/07 was 1.62%.	The fund`s return for the three months ended 3/31/07 was 1.51%.

The fund`s return for the three months ended 3/31/07 was 1.63%.	The fund`s return for the three months ended 3/31/07 was 1.52%.

The fund`s return for the three months ended 3/31/07 was 1.67%.	The fund`s return for the three months ended 3/31/07 was 1.50%.

The fund`s return for the three months ended 3/31/07 was 1.62%.	The fund`s return for the three months ended 3/31/07 was 1.46%.

  Table 13  Average Annual Total Returns (continued)
	Periods ended December 31, 2006
	1 year	Shorter of 10 years or since inception	Inception date
2005 Fund
Returns before taxes	11.50%	8.53%	2/27/04
Returns after taxes on distributions	10.33	7.74
Returns after taxes on distributions and sale of fund shares	7.94	6.98
Dow Jones Target 2005 Index	7.30	5.65
Combined Index Portfolioa	11.28	8.10
2010 Fund—R Class
Returns before taxes	12.35	10.76	10/31/03
Returns after taxes on distributions	11.51	10.07
Returns after taxes on distributions and sale of fund shares	8.42	8.98
Dow Jones Target 2010 Index	8.12	8.47
Combined Index Portfoliob	12.51	10.55
2015 Fund
Returns before taxes	13.73	10.24	2/27/04
Returns after taxes on distributions	12.89	9.65
Returns after taxes on distributions and sale of fund shares	9.30	8.56
Dow Jones Target 2015 Index	9.65	8.36
Combined Index Portfolioc	13.45	9.52
2020 Fund—R Class
Returns before taxes	14.02	12.43	10/31/03
Returns after taxes on distributions	13.30	11.83
Returns after taxes on distributions and sale of fund shares	9.54	10.51
Dow Jones Target 2020 Index	12.22	12.16
Combined Index Portfoliod	14.36	11.98
2025 Fund
Returns before taxes	15.44	11.59	2/27/04
Returns after taxes on distributions	14.70	11.09
Returns after taxes on distributions and sale of fund shares	10.46	9.81
Dow Jones Target 2025 Index	14.28	11.84
Combined Index Portfolioe	15.22	10.72
2030 Fund—R Class
Returns before taxes	15.60	13.88	10/31/03
Returns after taxes on distributions	14.98	13.43
Returns after taxes on distributions and sale of fund shares	10.61	11.89
Dow Jones Target 2030 Index	15.89	15.18
Combined Index Portfoliof	16.12	13.45
2035 Fund
Returns before taxes	16.18	12.14	2/27/04
Returns after taxes on distributions	15.59	11.76
Returns after taxes on distributions and sale of fund shares	10.92	10.36
Dow Jones Target 2035 Index	16.95	13.86
Combined Index Portfoliog	16.24	11.41
2040 Fund—R Class
Returns before taxes	15.61	13.90	10/31/03
Returns after taxes on distributions	15.07	13.50
Returns after taxes on distributions and sale of fund shares	10.58	11.92
Dow Jones Target 2040 Index	17.37	16.28
Combined Index Portfoliog	16.24	13.49
2045 Fund
Returns before taxes	16.15	16.41	5/31/05
Returns after taxes on distributions	15.69	16.01
Returns after taxes on distributions and sale of fund shares	10.75	13.93
Dow Jones Target 2045 Index	17.38	18.86
Combined Index Portfoliog	16.24	15.37
Income Fund—R Class
Returns before taxes	9.45	7.82	10/31/03
Returns after taxes on distributions	8.23	6.90
Returns after taxes on distributions and sale of fund shares	6.30	6.23
Dow Jones Moderately Conservative Portfolio Index	8.47	8.63
Combined Index Portfolioh	9.62	7.77

  Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. Taxes are computed using the highest federal income tax rate. The after-tax returns reflect the rates applicable to ordinary and qualified dividends and capital gains effective in 2003. The returns do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.

  aCombined Index Portfolio is an unmanaged portfolio composed of 62% stocks (44% Dow Jones Wilshire 5000 Composite Index, 8% MSCI EAFE Index), 36.5% bonds (Lehman Brothers U.S. Aggregate Index), 11.5% cash (Citigroup 3-Month Treasury Bill Index).

  bCombined Index Portfolio is an unmanaged portfolio composed of 59.5% stocks (52.5% Dow Jones Wilshire 5000 Composite Index, 9.5% MSCI EAFE Index), 31% bonds (Lehman Brothers U.S. Aggregate Index), 7% cash (Citigroup 3-Month Treasury Bill Index).

  cCombined Index Portfolio is an unmanaged portfolio composed of 70% stocks (59.5% Dow Jones Wilshire 5000 Composite Index, 10.5% MSCI EAFE Index), 26.5% bonds (Lehman Brothers U.S. Aggregate Index), 3.5% cash (Citigroup 3-Month Treasury Bill Index).

  dCombined Index Portfolio is an unmanaged portfolio composed of 77.5% stocks (66% Dow Jones Wilshire 5000 Composite Index, 11.5% MSCI EAFE Index), 21% bonds (Lehman Brothers U.S. Aggregate Index), 1.5% cash (Citigroup 3-Month Treasury Bill Index).

  eCombined Index Portfolio is an unmanaged portfolio composed of 83.5% stocks (71% Dow Jones Wilshire 5000 Composite Index, 12.5% MSCI EAFE Index), 16.5% bonds (Lehman Brothers U.S. Aggregate Index).

  fCombined Index Portfolio is an unmanaged portfolio composed of 88.5% stocks (75% Dow Jones Wilshire 5000 Composite Index, 13.5% MSCI EAFE Index), 11.5% bonds (Lehman Brothers U.S. Aggregate Index).

  gCombined Index Portfolio is an unmanaged portfolio composed of 90% stocks (76.5% Dow Jones Wilshire 5000 Composite Index, 13.5% MSCI EAFE Index), 10% bonds (Lehman Brothers U.S. Aggregate Index).

  hCombined Index Portfolio is an unmanaged portfolio composed of 30% bonds (Lehman Brothers U.S. Aggregate Index), 40% stocks (34% Dow Jones Wilshire 5000 Composite Index, 6% MSCI EAFE Index), 30% cash (Citigroup 3-Month Treasury Bill Index).

  Citigroup 3-Month Treasury Bill Index tracks short-term U.S. government debt instruments.

  Dow Jones Moderately Conservative Portfolio Index is an index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 40% of the risk and return of the Dow Jones 100% Global Portfolio Index, an all-stock index.

  Dow Jones Target Date Portfolio Indexes are composed of different allocations of stocks, bonds, and cash. Each month, beginning 35 years prior to the index`s stated target date, the amount allocated to stocks gradually decreases and the amount allocated to bonds/cash increases in a predefined manner. The target date in each index`s name reflects the year the benchmark`s allocation no longer changes. At that time, the index will become the Dow Jones Target Today Index with a portfolio composed of 20% stocks.

  Dow Jones Wilshire 5000 Composite Index tracks the performance of the most active stocks in the broad U.S. market.

  Lehman Brothers U.S. Aggregate Index tracks domestic investment-grade bonds, including corporate, government, and mortgage-backed securities.

  MSCI EAFE Index tracks the stocks of more than 1,000 companies in Europe, Australasia, and the Far East (EAFE).

  What fees and expenses will I pay?

  The numbers in the next table show how much it will cost to operate the R Class. The 12b-1 fees are paid by you indirectly because they are deducted from net assets before the daily share price is calculated.

  Each class will also bear its direct operating expenses (which are expected to be paid for by the acquired funds) and its share of the expenses of the acquired funds in which it invests. The following table shows the expected expenses for each fund based on its direct operating expenses and its expected allocation to, and the expense ratio of, the acquired funds. The expenses shown for the 2005, 2015, 2025, 2035, 2045, 2050, and 2055 R Classes are estimated.

  Table 14  Fees and Expenses of the R Class*
Fund	Annual fund operating expenses
	Management fee	Distribution and service (12b-1) fees	Other expenses a	Acquired fund fees and expenses	Total annual fund operating expenses	Expected offset a	Net expenses

2005	0%	0.50%	0.13%c	0.61%	1.24%	0.13%	1.11%
2010	0	0.50b	0.15	0.65	1.30	0.15	1.15
2015	0	0.50	0.13c	0.69	1.32	0.13	1.19
2020	0	0.50b	0.14	0.72	1.36	0.14	1.22
2025	0	0.50	0.13c	0.74	1.37	0.13	1.24
2030	0	0.50b	0.16	0.76	1.42	0.16	1.26
2035	0	0.50	0.13c	0.76	1.39	0.13	1.26
2040	0	0.50b	0.22	0.76	1.48	0.22	1.26
2045	0	0.50	0.13c	0.76	1.39	0.13	1.26
2050	0	0.50	0.75c	0.76	2.01	0.75	1.26
2055	0	0.50	0.13c	0.76	1.39	0.13	1.26
Income	0	0.50b	0.34	0.56	1.40	0.34	1.06

  *Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund.

  aThe direct operating expenses of each class, other than the 12b-1 fees, are expected to be paid for by the acquired funds in which it invests. Please see "How are fund expenses determined?" in Section 3.

  bExpenses have been restated to reflect current fees. The actual 12b-1 fee expenses were 0.49% during the last fiscal year for the 2010, 2020, 2030, and 2040 Funds, and 0.42% for the Income Fund.

  cOther expenses are estimated.

  Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these classes with that of other mutual funds. Although your actual costs may be higher or lower, the table uses the net expenses from Table 14 to show what you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:

Fund	1 year	3 years	5 years	10 years
2005	$113	$353	—	—
2010	117	365	$633	$1,398
2015	121	378	—	—
2020	124	387	670	1,477
2025	126	393	—	—
2030	128	400	692	1,523
2035	128	400	—	—
2040	128	400	692	1,523
2045	128	400	—	—
2050	128	400	—	—
2055	78	243	—	—
Income	108	337	585	1,294

  other INFORMATION about the funds

  What will happen on the target date?

  The fund will continue to "roll down" to a more conservative allocation designed to place greater emphasis on income and reduce investors` overall risks. About 30 years after its stated retirement date, the fund will have and thereafter maintain a 20% allocation to stocks.

  What are the funds` potential rewards?

  These funds seek to offer a professionally managed investment program designed to simplify the accumulation of assets prior to retirement and the management of those assets after retirement. Each fund (except for the Income Fund, which will normally maintain about 60% of its assets in bonds and 40% in stocks) establishes asset allocations that T. Rowe Price considers broadly appropriate to investors at specific stages of their retirement planning, then alters the asset mix over time to meet increasingly conservative investment needs. As such, investors should consider choosing the Retirement Fund whose stated retirement date is closest to their own projected retirement dates. In general, these funds` investment programs assume a retirement age of 65.

  For funds that are farthest from their stated retirement dates, allocations to stocks are relatively high so that investors may benefit from their long-term growth potential, while allocations to fixed-income securities are relatively low. This approach is designed to help investors accumulate the assets needed during their retirement years. As time elapses and an investor`s retirement date approaches, the funds` allocations to stocks will decrease in favor of fixed-income securities. After reaching their stated retirement dates, the funds` allocations to stocks will continue decreasing over time in an effort to focus more on higher income and lower risk, which are generally more important to investors managing their assets after they retire. The manager also will regularly rebalance the portfolios to ensure they stay true to their stated glide paths.

  To accommodate a wider range of investor preferences and retirement time horizons than is possible with a single fund, these twelve funds offer several different combinations of the growth potential of stocks, the greater income of bonds, and the relative stability of short-term bond funds. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal.

  There is no guarantee the funds will achieve their goals. The funds are not a complete solution to the retirement needs of investors. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.

  Information About Accounts in T. Rowe Price Funds 2

  As a T. Rowe Price shareholder, you will want to know about the following policies and procedures that apply to all Advisor Class accounts.

  Pricing Shares and Receiving Sale Proceeds

  How and When Shares Are Priced

  The share price (also called "net asset value" or NAV per share) for each class of shares is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. To calculate the NAV, the fund`s assets are valued and totaled, liabilities are subtracted, and each class`s proportionate share of the balance, called net assets, is divided by the number of shares outstanding of that class. Market values are used to price stocks and bonds. Market values represent the prices at which securities actually trade or evaluations based on the judgment of the fund`s pricing services. If a market value for a security is not available, the fund will make a good faith effort to assign a fair value to the security. This value may differ from the value the fund receives upon sale of the securities. Investments in mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

  Non-U.S. equity securities are valued on the basis of their most recent closing market prices at 4 p.m. ET except under the circumstances described below. Most foreign markets close before 4 p.m. ET. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. ET. If a fund determines that developments between the close of the foreign market and 4 p.m. ET will, in its judgment, materially affect the value of some or all of the fund`s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day`s opening prices in the same markets, and adjusted prices.

  How Your Purchase, Sale, or Exchange Price Is Determined

  R Class shares are intended for purchase through various third-party intermediaries including brokers, dealers, banks, insurance companies, retirement plan recordkeepers, and others. Consult your intermediary to find out about how to purchase, sell, or exchange your shares, trade deadlines, and other applicable procedures for these transactions. The intermediary may charge a fee for its services.

  The fund may have an agreement with your intermediary that permits the intermediary to accept orders on behalf of the fund until 4 p.m. ET. In such cases, if your order is received by the intermediary in correct form by 4 p.m. ET, transmitted to the fund, and paid for in accordance with the agreement, it will be priced at the next NAV computed after the intermediary received your order.

  When authorized by the fund, certain financial institutions or retirement plans purchasing fund shares on behalf of customers or plan participants through Financial Institution Services or Retirement Plan Services may place a purchase order unaccompanied by payment. Payment for these shares must be received by the time designated by the fund (not to exceed the period established for settlement under applicable regulations). If payment is not received by this time, the order may be canceled. The financial institution or retirement plan is responsible for any costs or losses incurred by the fund or T. Rowe Price if payment is delayed or not received.

  Note: The time at which transactions and shares are priced and the time until which orders are accepted by the fund or an intermediary may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

  How Proceeds Are Received

  Normally, the fund transmits proceeds to intermediaries for redemption orders received in correct form on either the next or third business day after receipt, depending on the arrangement with the intermediary. Under certain circumstances and when deemed to be in the fund`s best interests, proceeds may not be sent to intermediaries for up to seven calendar days after receipt of the redemption order. You must contact your intermediary about procedures for receiving your redemption proceeds.

  Contingent Redemption Fee

  Short-term trading can disrupt a fund`s investment program and create additional costs for long-term shareholders. For these reasons, certain T. Rowe Price funds, listed below, assess a fee on redemptions (including exchanges), which reduces the proceeds from such redemptions by the amounts indicated:

T. Rowe Price R Class Funds With Redemption Fees
Fund	Redemption fee	Holding period
International Growth & Income—R Class	2%	90 days or less
International Stock—R Class	2%	90 days or less

  Redemption fees are paid to a fund to deter short-term trading, offset costs, and protect the fund`s long-term shareholders. Subject to the exceptions described on the following pages, all persons holding shares of a T. Rowe Price fund that imposes a redemption fee are subject to the fee, whether the person is holding shares directly with a T. Rowe Price fund, through a retirement plan for which T. Rowe Price serves as recordkeeper, or indirectly through an intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or any other third party.

  Computation of Holding Period

  When an investor sells shares of a fund that assesses a redemption fee, T. Rowe Price will use the "first in, first out" (FIFO) method to determine the holding period for the shares sold. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. A redemption fee will be charged on shares sold on or before the end of the required holding period. For example, if you redeem your shares on or before the 90th day from the date of purchase, you will be assessed the redemption fee. If you purchase shares through an intermediary, consult your intermediary to determine how the holding period will be applied.

  Transactions Not Subject to Redemption Fees

  The T. Rowe Price funds will not assess a redemption fee with respect to certain transactions. As of the date of this prospectus, the following shares of T. Rowe Price funds will not be subject to redemption fees:

  1.Shares redeemed via an automated systematic withdrawal plan;

  2.Shares redeemed through or used to establish a systematic, nondiscretionary rebalancing or asset allocation program, if approved in writing by T. Rowe Price;

  3.Shares purchased by the reinvestment of dividends or capital gain distributions;*

  4.Shares converted from one share class to another share class of the same fund;*

  5.Shares redeemed by a fund (e.g., for failure to meet account minimums or to cover various fees, such as fiduciary fees);

  6.Shares purchased by rollover and changes of account registration within the same fund;*

  7.Shares redeemed to return an excess contribution in an IRA account;

  8.Shares purchased by a fund-of-funds product, if approved in writing by T. Rowe Price;

  9.Shares transferred to T. Rowe Price or a third-party intermediary acting as a service provider when the age of the shares cannot be determined systematically;*

  10.Shares redeemed in retirement plans or other products that restrict trading to no more frequently than once per quarter, if approved in writing by T. Rowe Price.

  *Subsequent exchanges of these shares into funds that assess redemption fees will subject such shares to the fee.

  Redemption Fees on Shares Held in Retirement Plans

  If shares are held in a retirement plan, generally redemption fees will be assessed on shares redeemed by exchange only if they were originally purchased by exchange. However, redemption fees may apply to transactions other than exchanges depending on how shares of the plan are held at T. Rowe Price or how the fees are applied by your plan`s recordkeeper. To determine which of your transactions are subject to redemption fees, you should contact T. Rowe Price or your plan recordkeeper.

  Omnibus Accounts

  If your shares are held through an intermediary in an omnibus account, T. Rowe Price relies on the intermediary to assess the redemption fee on underlying shareholder accounts. T. Rowe Price seeks to identify intermediaries establishing omnibus accounts and to enter into agreements requiring the intermediary to assess the redemption fees. There are no assurances that T. Rowe Price will be successful in identifying all intermediaries or that the intermediaries will properly assess the fees. Intermediaries who are unable to implement redemption fees due to system limitations must either (1) implement short-term trading restrictions approved by T. Rowe Price until they have the system capabilities to assess the fees or (2) set forth an implementation plan acceptable to T. Rowe Price.

  Certain intermediaries may not have the capability to apply the exemptions listed above to the redemption fee policy; all redemptions by persons trading through such intermediaries may be subject to the fee. Certain intermediaries may exempt transactions not listed above from redemption fees, if approved by T. Rowe Price.

  Persons redeeming shares through an intermediary should check with their respective intermediary to determine which transactions are subject to the fees.

  Useful Information on Distributions and Taxes

  All net investment income and realized capital gains are distributed to shareholders.

  Dividends and Other Distributions

  Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. Reinvesting distributions results in compounding, that is, receiving income dividends and capital gain distributions on a rising number of shares.

  Interest will not accrue on amounts represented by uncashed distributions or redemption checks.

  The following table provides details on dividend payments:

  Table 15  Dividend Payment Schedule
Fund	Dividends
Bond funds	Shares normally begin to earn dividends on the business day after payment is received by T. Rowe Price.
Declared daily and paid on the first business day of each month.
Equity Income — R Class	Declared quarterly, if any, in March, June, September, and December.
Must be a shareholder on the dividend record date.
Retirement Funds:
Retirement Income — R Class	Shares normally begin to earn dividends on the business day after payment is received by T. Rowe Price.
Paid on the first business day of each month.
All others	Declared annually, if any, generally in December.
Must be a shareholder on the dividend record date.
Other stock funds	Declared annually, if any, generally in December.
Must be a shareholder on the dividend record date.

  If you purchase and sell your shares through an intermediary, consult your intermediary to determine when your shares begin and stop accruing dividends; the information described above may vary.

  Capital Gain Payments

  A capital gain or loss is the difference between the purchase and sale price of a security.

  If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

  Tax Information

  You should contact your intermediary for the tax information that will be sent to you and reported to the IRS.

  If you invest in the fund through a tax-deferred retirement account, you will not be subject to tax on dividends and distributions from the fund or the sale of fund shares if those amounts remain in the tax-deferred account.

  If you invest in the fund through a taxable account, you will generally be subject to tax when:

  You sell fund shares, including an exchange from one fund to another.

  The fund makes a distribution to your account.

  For individual shareholders, a portion of ordinary dividends representing "qualified dividend income" received by the fund may be subject to tax at the lower rate applicable to long-term capital gains, rather than ordinary income. You may report it as "qualified dividend income" in computing your taxes provided you have held the fund shares on which the dividend was paid for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. Ordinary dividends that do not qualify for this lower rate are generally taxable at the investor`s marginal income tax rate. This includes the portion of ordinary dividends derived from interest, short-term capital gains, distributions from certain nonqualified foreign corporations, and dividends received by the fund from stocks that were on loan. Little, if any, of the ordinary dividends paid by the bond fund R Classes is expected to qualify for this lower rate.

  For corporate shareholders, a portion of ordinary dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund`s income consists of dividends paid by U.S. corporations. Little, if any, of the ordinary dividends paid by the international or bond fund R Classes is expected to qualify for this deduction.

  Taxes on Fund Redemptions

  When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is a sale for tax purposes.

  Taxes on Fund Distributions

  The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held the shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income, and gains on securities held more than one year are taxed at the lower rates applicable to long-term capital gains. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term capital loss must be reclassified as a long-term capital loss to the extent of any long-term capital gain distributions received during the period you held the shares. For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and the foreign currency portion of gains on debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital.

  If the fund qualifies and elects to pass through nonrefundable foreign taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will meet the requirements to pass through foreign income taxes paid.

  Retirement Funds

  Distributions by the underlying funds and changes in asset allocations may result in taxable distributions of ordinary income or capital gains.

  Tax Consequences of Hedging

  Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in a fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.

  Distributions are taxable whether reinvested in additional shares or received in cash.

  Tax Effect of Buying Shares Before an Income Dividend or Capital Gain Distribution

  If you buy shares shortly before or on the "record date" —  the date that establishes you as the person to receive the upcoming distribution — you may receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund`s record date before investing. Of course, a fund`s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.

  Transaction Procedures and Special Requirements

  The R Class is designed for employer-sponsored defined contribution retirement plans and requires an agreement with T. Rowe Price prior to investment. Investments in the R Class that are (1) not held by employer-sponsored defined contribution retirement plans or (2) held in accounts for which the required agreement with T. Rowe Price has not been executed are subject to rejection or cancellation, and existing shares may be transferred by T. Rowe Price to another class in the fund without prior notice to the intermediary or shareholder.

  Purchase Conditions for Intermediaries

  Nonpayment

  If the fund receives a check or ACH transfer that does not clear or the payment is not received in a timely manner, your purchase may be canceled. The intermediary will be responsible for any losses or expenses incurred by the fund or transfer agent. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

  U.S. Dollars

  All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.

  Sale (Redemption) Conditions

  Holds on Immediate Redemptions: 10-day Hold

  If an intermediary sells shares that it just purchased and paid for by check or ACH transfer, the fund will process the redemption but will generally delay sending the proceeds for up to 10 calendar days to allow the check or transfer to clear. (The 10-day hold does not apply to purchases paid for by bank wire.)

  Redemptions over $250,000

  Large redemptions can adversely affect a portfolio manager`s ability to implement a fund`s investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem (sell) more than $250,000, or your sale amounts to more than 1% of fund net assets, the fund has the right (without prior notice) to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund`s portfolio. You will be responsible for disposing of the securities and bearing any associated costs. The securities you receive will be selected by the fund in its absolute discretion.

  Excessive and Short-Term Trading

  T. Rowe Price may bar excessive and short-term traders from purchasing shares.

  Excessive or short-term trading in fund shares may disrupt management of a fund and raise its costs. Short-term traders in funds investing in foreign securities may seek to take advantage of an anticipated difference between the price of the fund`s shares and price movements in overseas markets (see Pricing Shares and Receiving Sale Proceeds — How and When Shares Are Priced). While there is no assurance that T. Rowe Price can prevent all excessive and short-term trading, the Board of Directors/Trustees of each fund has adopted the policy set forth below to deter such activity. Persons trading directly with T. Rowe Price or indirectly through intermediaries in violation of this policy or persons believed to be short-term traders may be barred for a minimum of 90 calendar days or permanently from further purchases of T. Rowe Price funds. Purchase transactions placed by such persons are subject to rejection without notice.

  All persons purchasing shares held directly with a T. Rowe Price fund, or through a retirement plan for which T. Rowe Price serves as recordkeeper, who make more than one purchase and one sale or one sale and one purchase involving the same fund within any 90-day calendar period will violate the policy.

  All persons purchasing fund shares held through an intermediary, including a broker, bank, investment adviser, recordkeeper, insurance company, or other third party, and who hold the shares for less than 90 calendar days will violate the policy.

  Omnibus Accounts

  Intermediaries often establish omnibus accounts in the T. Rowe Price funds for their customers. In such situations, T. Rowe Price cannot always monitor trading activity by underlying shareholders. However, T. Rowe Price reviews trading activity at the omnibus account level and looks for activity that indicates potential excessive or shortterm trading. If it detects suspicious trading activity, T. Rowe Price contacts the intermediary to determine whether the excessive trading policy has been violated and may request and receive personal identifying information and transaction histories for some or all underlying shareholders (including plan participants) to make this determination. If T. Rowe Price believes that its excessive trading policy has been violated, it will instruct the intermediary to take action with respect to the underlying shareholder in accordance with the policy.

  Retirement Plans

  If shares are held in a retirement plan, generally the fund`s excessive trading policy only applies to shares purchased and redeemed by exchange. However, the policy may apply to transactions other than exchanges depending on how shares of the plan are held at T. Rowe Price or how the excessive trading policy is applied by your plan`s recordkeeper. To determine which of your transactions are subject to the fund`s excessive trading policy, you should contact T. Rowe Price or your plan recordkeeper.

  Exceptions to Policy

  The following types of transactions are generally exempt from this policy: 1) trades solely in money market funds (exchanges between a money fund and a nonmoney fund are not exempt); 2) systematic purchases and redemptions; and 3) checkwriting redemptions from bond and money funds.

  In addition, transactions in systematic nondiscretionary rebalancing programs, nondiscretionary asset allocation programs, or fund-of-funds products may be exempt from the excessive trading policy subject to prior written approval by designated persons at T. Rowe Price.

  T. Rowe Price may modify the 90-day policy set forth above (for example, in situations where a retirement plan or retirement plan recordkeeper has restrictions on trading that differ from a T. Rowe Price fund`s policy). These modifications would be authorized only if the fund believes that the modified policy would provide protection to the fund that is reasonably equivalent to the fund`s regular policy. If you are trading through an intermediary, you should consult with the intermediary to determine the excessive trading policy that applies to your trades in the fund.

  There is no guarantee that T. Rowe Price will be able to detect or prevent excessive or short-term trading.

  Signature Guarantees

  An intermediary may need to obtain a signature guarantee in certain situations and should consult its T. Rowe Price Financial Institution Services representative.

  You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

  Distribution, Shareholder Servicing, and Recordkeeping Fees

  The R Class has adopted a 12b-1 plan under which it pays a fee at the rate of up to 0.50% of its average daily net assets per year to various intermediaries for distribution and servicing of its shares. These payments may be more or less than the costs incurred by the intermediaries. Because the fees are paid from the R Class net assets on an ongoing basis, they will increase the cost of your investment and, over time, could result in your paying more than with other types of sales charges. The R Class may also separately compensate intermediaries at a rate of up to 0.10% of average daily net assets per year for various recordkeeping and transfer agent services they perform.

  More About the Fund 3

  Organization and Management

  How are the funds organized?

  T. Rowe Price Retirement Funds, Inc. (Retirement Funds), was incorporated in Maryland in 2002. Currently, Retirement Funds consists of 12 series (collectively referred to as "the funds"), each representing a separate pool of assets with different investment policies. Each is an "open-end investment company," or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specified objectives. In 2003, 2006, and 2007, certain of the funds issued a separate class of shares known as the R Class.

  Shareholders benefit from T. Rowe Price`s 70 years of investment management experience.

  What is meant by "shares"?

  As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund`s authorized capital stock, but share certificates are not issued.

  Each share and fractional share entitles the shareholder to:

  Receive a proportional interest in income and capital gain distributions of the class. The income dividends for R Class shares will generally differ from those of the original class to the extent that the expense ratios of the classes differ.

  Cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund`s management contract. Shareholders of each class have exclusive voting rights on matters affecting only that class.

  Do T. Rowe Price funds have annual shareholder meetings?

  The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting for the purpose of voting on the removal of any fund director or trustee. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will make available to you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone or on the Internet.

  Who runs the funds?

  General Oversight

  Retirement Funds is governed by a Board of Directors that meets regularly to review the funds` investments, performance, expenses, and other business affairs. The Board elects the officers of Retirement Funds. At least 75% of the Board members are independent of T. Rowe Price and T. Rowe Price International (the investment adviser to the underlying international funds). In exercising their responsibilities, the Board, among other things, will refer to the Special Servicing Agreements and policies and guidelines included in the Exemptive Order issued by the Securities and Exchange Commission in connection with the operation of the funds. The majority of the directors and the officers of Retirement Funds, T. Rowe Price, and T. Rowe Price International also serve in similar positions with most of the underlying funds. Thus, if the interests of one of the Retirement Funds and the underlying funds were ever to diverge, it is possible that a conflict of interest could arise and affect how the directors and officers fulfill their fiduciary duties to that Retirement Fund and the underlying funds. The directors of Retirement Funds believe they have structured each of the Retirement Funds to avoid these concerns. However, conceivably, a situation could occur where proper action for one of the Retirement Funds could be adverse to the interests of an underlying fund, or the reverse. If such a possibility arises, the directors and officers of the affected funds and T. Rowe Price or T. Rowe Price International, as applicable, will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict.

  Portfolio Management

  T. Rowe Price has established an Investment Advisory Committee with respect to the funds. The committee members are: Edmund M. Notzon III, Chairman, Jerome A. Clark, John H. Laporte, Wyatt A. Lee, Mary J. Miller, Brian C. Rogers, Mark J. Vaselkiv, and Richard T. Whitney. Mr. Notzon has been managing investments for T. Rowe Price since 1989 and has been chairman of the Investment Advisory Committee since 2002. The portfolio manager, Jerome A. Clark, has day-to-day responsibility for managing the funds and works with the committee in developing and executing these funds` investment programs. Mr. Clark joined T. Rowe Price in 1992 and has been managing investments since 1993. The Statement of Additional Information provides additional information about the portfolio manager`s compensation, other accounts managed by the portfolio manager, and the portfolio manager`s ownership of securities in the fund.

  Management of the Underlying Funds

  T. Rowe Price serves as investment manager to all of the underlying domestic funds. T. Rowe Price International serves as investment manager to the underlying international funds. Each manager is responsible for the selection and management of the underlying funds` portfolio investments. T. Rowe Price serves as investment manager to a variety of individual and institutional investors, including limited partnerships and other mutual funds.

  T. Rowe Price International is a wholly owned subsidiary of T. Rowe Price Associates. The U.S. office is located at 100 East Pratt Street, Baltimore, Maryland 21202.

  How are fund expenses determined?

  The operating expenses of each Retirement Fund include (a) its direct operating expenses at the Retirement Fund level and (b) its pro-rata share of the fees and expenses of the acquired funds in which it invests. Fund operating expenses include shareholder servicing and accounting fees and expenses; legal and auditing fees; expenses of preparing and printing prospectuses and shareholder reports; registration fees and expenses; proxy and annual meeting expenses, if any; and directors` fees and expenses. The payment of each Retirement Fund`s direct operating expenses is subject to a Special Servicing Agreement (described below) and certain provisions of its Investment Management Agreement with T. Rowe Price. Because of these agreements, each Retirement Fund effectively pays no operating expenses at the Retirement Fund level.

  How the Special Servicing Agreements offset the expenses of the Retirement Funds.

  The Retirement Funds` investments in the underlying funds are expected to provide savings to the underlying funds. This is primarily the result of the assumed elimination of numerous separate shareholder accounts which, in the absence of the Retirement Funds, would have been invested directly in the underlying funds and the resulting reduction in shareholder servicing costs. The estimated savings to the underlying funds generated by the operation of the Retirement Funds are expected to be sufficient to offset most, if not all, of the direct operating expenses of the Retirement Funds.

  Each underlying fund has entered into a Special Servicing Agreement with each respective Retirement Fund and T. Rowe Price. These agreements provide that each underlying fund in which one of the Retirement Funds invests will bear a proportionate share of the expenses of that Retirement Fund if, and to the extent that, the underlying fund`s savings from the operation of the Retirement Fund exceed these expenses. T. Rowe Price has agreed to bear any expenses of each Retirement Fund which exceed the estimated savings to each of the underlying funds. As a result of these provisions, the direct operating expenses of each Retirement Fund are expected to be paid for by the underlying funds in which it invests. Therefore, the Retirement Funds will effectively pay no operating expenses at the Retirement Fund level.

  Of course, as discussed in "What fees and expenses will I pay?" in Section 1, shareholders of a Retirement Fund will still indirectly bear their proportionate share of the expenses of each underlying fund in which the Retirement Fund invests.

  The Management Fee

  T. Rowe Price is the investment manager for the funds. It will not be paid a management fee for performing investment management services. However, T. Rowe Price and T. Rowe Price International receive management fees from managing the underlying funds. See the underlying funds` Statement of Additional Information for specific fees.

  T. Rowe Price will determine how the funds` assets are invested consistent with the investment objectives and policies of each fund described in this prospectus and procedures and guidelines established by the Board of Directors for the Retirement Funds. The Directors for Retirement Funds will periodically monitor the allocations and the basis upon which such allocations were made or maintained.

  A discussion about the factors and conclusions considered by the Board in approving each fund`s investment management contract with T. Rowe Price appears in each fund`s annual report to shareholders for the period ended May 31.

  Understanding Performance Information

  This section should help you understand the terms used to describe fund performance.

  Total Return

  This tells you how much an investment has changed in value over a given period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

  Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

  Cumulative Total Return

  This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.

  Average Annual Total Return

  This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment`s actual cumulative return. This gives you an idea of an investment`s annual contribution to your portfolio, provided you held it for the entire period.

  Yield

  The current or "dividend" yield on a fund or any investment tells you the relationship between the investment`s current level of annual income and its price on a particular day. The dividend yield reflects the actual income paid to shareholders for a given period, annualized and divided by the price at the end of the period. For example, a fund providing $5 of annual income per share and a price of $50 has a current yield of 10%. Yields can be calculated for any time period.

  For bond funds, the advertised or SEC yield is found by determining the net income per share (as defined by the Securities and Exchange Commission) earned by a fund during a 30-day base period and dividing this amount by the share price on the last day of the base period. The SEC yield, also called the standardized yield, may differ from the dividend yield.

  Description of Underlying Funds

  The investments of each of the Retirement Funds are concentrated in the underlying funds, so each fund`s investment performance is directly related to the investment performance of these underlying funds.

  Table 16 gives a brief description of the principal investment programs of the underlying funds. Additional investment practices are described in the prospectuses for each of the underlying funds.

  For more information about an underlying fund, call 1-800-638-5660.

  The major characteristics of the underlying T. Rowe Price funds are as follows:

  Table 16  Description of Underlying Funds
Fixed-Income Funds	Objective/Program

High Yield	High current income and, secondarily, capital appreciation. Invests in a widely diversified portfolio of "junk" bonds. Average maturity is expected to be in the 6- to 10-year range.
New Income	Highest level of income consistent with preservation of capital over time by investing primarily in marketable debt securities. Average maturity is expected to be between four and 15 years.
Short-Term Income	High level of income consistent with minimal fluctuation in principal value and liquidity. Average effective maturity will not exceed three years.
Equity Funds	Objective/Program
Equity Index 500	Performance equal to that of the Standard & Poor`s 500 Stock Index®. Invests in the stocks in the S&P 500 Index using a full replication strategy.
Extended Equity Market Index	Performance equal to that of U.S. stocks not included in the Standard & Poor`s 500 Stock Index®. Invests in the stocks in the Dow Jones Wilshire 4500 Completion Index to represent this universe.
Growth Stock	Capital appreciation and, secondarily, increasing dividend income through investments in growth stocks. Invests principally in well-established U.S.-based companies.
Mid-Cap Growth	Long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth.
Mid-Cap Value	Long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued.
New Horizons	Aggressive capital appreciation through investments in small-company stocks. Invests primarily in emerging growth companies, early in their corporate life cycles.
Small-Cap Stock	Long-term capital growth through investments in stocks of small companies. Stock selection may reflect either a growth or value investment approach.
Small-Cap Value	Long-term capital growth through investments in small U.S. companies whose common stocks are believed to be undervalued.
Value	Long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
International Funds	Objective/Program
International Growth & Income	Long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying non-U.S. companies.
International Stock	Capital appreciation through investments primarily in the common stocks of established non-U.S. companies.
Overseas Stock	Long-term growth of capital through investments in the common stocks of non-U.S. companies.

  Investment Policies of the Retirement Funds

  Each of the Retirement Fund`s investment policies and practices are subject to further restrictions and risks that are described in the Statement of Additional Information. Shareholders will be notified of any material change in such investment programs. The funds will not make a material change in their investment objectives or their fundamental policies without obtaining shareholder approval.

  Reserve Position

  Each fund may maintain cash reserves in money market securities. For temporary, defensive purposes, a fund may invest without limitation in cash reserves. A reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual volatility.

  Diversification

  Each of the Retirement Funds is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of mutual funds. However, the underlying funds themselves are diversified investment companies. Each fund intends to qualify as a diversified investment company for the purposes of Subchapter M of the Internal Revenue Code.

  Fundamental investment policies  As a matter of fundamental policy, each Retirement Fund will not: (i) invest more than 25% of its respective total assets in any one industry, except that each fund will invest substantially all of its assets in investment companies that are members of the T. Rowe Price family of funds; (ii) borrow money, except temporarily, to facilitate redemption requests in amounts not exceeding 33 1/3% of each fund`s total assets valued at market; and (iii) in any manner transfer as collateral for indebtedness any securities owned by each fund except in connection with permissible borrowings, which in no event will exceed 33 1/3% of each fund`s total assets valued at market. The funds may borrow money from other T. Rowe Price funds.

  Operating policies  Each Retirement Fund cannot (i) change the selection of the underlying funds in which they can invest; or (ii) change the percentage ranges which may be allocated to the underlying funds unless authorized to do so by the Board of Directors. Shareholders will be informed of any such changes.

  Other Investment Restrictions

  As a matter of operating policy, each Retirement Fund will not, among other things: (i) purchase additional securities when money borrowed exceeds 5% of the fund`s total assets; or (ii) invest more than 15% of its net assets in illiquid securities.

  Portfolio Turnover

  Each Retirement Fund`s portfolio turnover is expected to be low. The funds will purchase or sell securities to: (i) accommodate purchases and sales of each fund`s shares; and (ii) maintain or modify the allocation of each fund`s assets among the underlying funds within the percentage limits described earlier. The portfolio turnover rates for the funds are shown in the Financial Highlights table.

  Investment Policies and Practices of the Underlying Funds

  In pursuing their investment objectives and programs, each of the underlying funds is permitted to engage in a wide range of investment policies and practices. Further information about the underlying funds is contained in the Statement of Additional Information, as well as the prospectuses of each of the underlying funds. Because each Retirement Fund invests in the underlying funds, shareholders of each fund will be affected by these investment practices in direct proportion to the amount of assets each fund allocates to the underlying funds pursuing such practices.

  Disclosure of Fund Portfolio Information

  Each fund`s portfolio holdings are disclosed on a regular basis in its semiannual and annual reports to shareholders and on Form N-Q, which is filed with the SEC within 60 days of the fund`s first and third fiscal quarter-end. In addition, each fund discloses its calendar quarter-end portfolio holdings on troweprice.com 15 calendar days after each quarter. Under certain conditions, up to 5% of each fund`s holdings may be included in this portfolio list without being individually identified. Generally, securities would not be individually identified if they are being actively bought or sold and it is determined that the quarter-end disclosure of the holding could be harmful to the funds. A security will not be excluded for these purposes from a fund`s quarter-end holdings disclosure for more than one year. Each fund also discloses its largest 10 holdings on troweprice.com on the seventh business day after each month-end. These holdings are listed in alphabetical order along with the aggregate percentage of each fund`s total assets they represent. The quarter-end portfolio will remain on the Web site for one year. Each monthly top 10 list will remain on the Web site for six months. A description of each fund`s policy and procedures with respect to the disclosure of portfolio information is in the Statement of Additional Information.

  Financial Highlights

  The 2050 Fund-R Class first issued shares on December 31, 2006, and the 2005, 2015, 2025, 2035, 2045, and 2055 R Classes first issued shares on May 31, 2007, and therefore have no financial history. As a point of comparison, however, table 17 provides historical information about the oldest existing class of the 2005, 2015, 2025, 2035, and 2045 Funds because their R Classes participate in each respective fund`s management program and investment portfolio. (Prior to the inception of R Classes, each fund had only a single class.) This information is based on a single share of each fund outstanding throughout the periods shown. Financial history for the oldest existing class of the 2050 and 2055 Funds are not shown because the oldest existing class began operations on December 31, 2006, and thus did not have audited financial statements at the time of printing.

  Each table is part of 2005, 2015, 2025, 2035, and 2045 Funds` financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions and no payment of account or [if applicable] redemption fees). The financial statements in the annual reports were audited by the funds` independent registered public accounting firm, PricewaterhouseCoopers LLP.

  Had the R Classes existed during the period reflected in the table, some financial information would be different because of its higher anticipated expense ratio.

  For the 2010, 2020, 2030, 2040, and Income Fund R Classes, table 17, which provides information about the class`s financial history, is based on a single share outstanding throughout the periods shown. Each class`s section of the table is part of each class`s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in each class (assuming reinvestment of all dividends and distributions and no payment of account or [if applicable] redemption fees). The financial statements in the annual reports were audited by the funds` independent registered public accounting firm, PricewaterhouseCoopers LLP.

  Table 17  Financial Highlights
	2/27/04* through 5/31/04	Year ended May 31
2005 Fund		2005a	2006a

Net asset value,beginning of period	$10.00	$9.83	$10.52
Income From Investment Operations
Net investment income	0.02	0.24	0.28
Net gains or losses on securities (both realized and unrealized)	(0.19)b	0.60	0.61
Total from investment operations	(0.17)	0.84	0.89
Less Distributions
Dividends (from net investment income)	—	(0.13)	(0.21)
Distributions (fromcapital gains)	—	(0.02)	(0.08)
Returns of capital	—	—	—
Total distributions	—	(0.15)	(0.29)
Net asset value,end of period	$9.83	$10.52	$11.12
Ratiosc
Total return	(1.70)%	8.55%	8.51%
Ratio of expenses to average net assets	0.00%d	0.00%	0.00%
Ratio of net income to average net assets	1.75%d	2.29%	2.58%
Portfolio turnover rate	20.6%d	12.0%	17.1%
Supplemental Data
Weighted average expense ratio of underlying Price fundse	0.67%d	0.64%	0.61%
Effective expense ratio	0.67%d	0.64%	0.61%
Net assets, end of period(in thousands)	$18,869	$253,449	$476,236

  *Inception date.

  aPer share amounts calculated using average shares outstanding method.

  bThe amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund`s aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

  cReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

  dAnnualized.

  eReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

  Table 17  Financial Highlights
	10/31/03* through 5/31/04	Year ended May 31
2010 Fund—R Class		2005a	2006a

Net asset value,beginning of period	$12.40	$13.02	$13.89
Income From Investment Operations
Net investment income	0.16	0.22	0.26
Net gains or losses on securities (both realized and unrealized)	0.60	0.91	1.04
Total from investment operations	0.76	1.13	1.30
Less Distributions
Dividends (from net investment income)	(0.13)	(0.17)	(0.22)
Distributions (fromcapital gains)	(0.01)	(0.09)	(0.09)
Returns of capital	—	—	—
Total distributions	(0.14)	(0.26)	(0.31)
Net asset value,end of period	$13.02	$13.89	$14.88
Ratiosb
Total return	6.17%	8.68%	9.41%
Ratio of expenses to average net assets	0.36%c	0.42%	0.49%
Ratio of net income to average net assets	1.33%c	1.63%	1.76%
Portfolio turnover rate	16.3%	6.1%	11.3%
Supplemental Data
Weighted average expense ratio of underlying Price fundsd	0.71%c	0.68%	0.65%
Effective expense ratio	1.07%c	1.10%	1.14%
Net assets, end of period(in thousands)	$1,414	$10,174	$76,366	xd4

  *Inception date.

  aPer share amounts calculated using average shares outstanding method.

  bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

  cAnnualized.

  dReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expenses ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

  Table 17  Financial Highlights (continued)
	2/27/04* through 5/31/04	Year ended May 31
2015 Fund		2005a	2006a

Net asset value,beginning of period	$10.00	$9.84	$10.65
Income From Investment Operations
Net investment income	0.01	0.19	0.23
Net gains or losses on securities (both realized and unrealized)	(0.17)b	0.75	0.92
Total from investment operations	(0.16)	0.94	1.15
Less Distributions
Dividends (from net investment income)	—	(0.11)	(0.17)
Distributions (fromcapital gains)	—	(0.02)	(0.07)
Returns of capital	—	—	—
Total distributions	—	(0.13)	(0.24)
Net asset value,end of period	$9.84	$10.65	$11.56
Ratiosc
Total return	(1.60)%	9.56%	10.85%
Ratio of expenses to average net assets	0.00%d	0.00%	0.00%
Ratio of net income to average net assets	1.31%d	1.87%	1.99%
Portfolio turnover rate	0.6%d	1.8%	11.4%
Supplemental Data
Weighted average expense ratio of underlying Price fundse	0.75%d	0.72%	0.69%
Effective expense ratio	0.75%d	0.72%	0.69%
Net assets, end of period(in thousands)	$46,394	$524,528	$1,254,439

  *Inception date.

  aPer share amounts calculated using average shares outstanding method.

  bThe amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund`s aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

  cReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

  dAnnualized.

  eReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

  Table 17  Financial Highlights (continued)
	10/31/03* through 5/31/04	Year ended May 31
2020 Fund—R Class		2005a	2006a

Net asset value,beginning of period	$12.81	$13.62	$14.68
Income From Investment Operations
Net investment income	0.13	0.18	0.20
Net gains or losses on securities (both realized and unrealized)	0.81	1.13	1.45
Total from investment operations	0.94	1.31	1.65
Less Distributions
Dividends (from net investment income)	(0.11)	(0.15)	(0.19)
Distributions (fromcapital gains)	(0.02)	(0.10)	(0.11)
Returns of capital	—	—	—
Total distributions	(0.13)	(0.25)	(0.30)
Net asset value,end of period	$13.62	$14.68	$16.03
Ratiosb
Total return	7.38%	9.62%	11.29%
Ratio of expenses to average net assets	0.34%c	0.43%	0.49%
Ratio of net income to average net assets	0.95%c	1.22%	1.30%
Portfolio turnover rate	23.9%	0.8%	11.9%
Supplemental Data
Weighted average expense ratio of underlying Price fundsd	0.80%c	0.76%	0.72%
Effective expense ratio	1.14%c	1.19%	1.21%
Net assets, end of period(in thousands)	$2,197	$14,807	$77,705

  *Inception date.

  aPer share amounts calculated using average shares outstanding method.

  bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

  cAnnualized.

  dReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expenses ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

  Table 17  Financial Highlights (continued)
	2/27/04* through 5/31/04	Year ended May 31
2025 Fund		2005a	2006a

Net asset value,beginning of period	$10.00	$9.85	$10.75
Income From Investment Operations
Net investment income	0.01	0.15	0.17
Net gains or losses on securities (both realized and unrealized)	(0.16)b	0.87	1.20
Total from investment operations	(0.15)	1.02	1.37
Less Distributions
Dividends (from net investment income)	—	(0.10)	(0.13)
Distributions (fromcapital gains)	—	(0.02)	(0.10)
Returns of capital	—	—	—
Total distributions	—	(0.12)	(0.23)
Net asset value,end of period	$9.85	$10.75	$11.89
Ratiosc
Total return	(1.50)%	10.36%	12.81%
Ratio of expenses to average net assets	0.00%d	0.00%	0.00%
Ratio of net income to average net assets	0.74%d	1.41%	1.44%
Portfolio turnover rate	3.4%d	2.2%	13.2%
Supplemental Data
Weighted average expense ratio of underlying Price fundse	0.82%d	0.78%	0.74%
Effective expense ratio	0.82%d	0.78%	0.74%
Net assets, end of period(in thousands)	$39,894	$414,701	$1,108,630

  *Inception date.

  aPer share amounts calculated using average shares outstanding method.

  bThe amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund`s aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

  cReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

  dAnnualized.

  eReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

  Table 17  Financial Highlights (continued)
	10/31/03* through 5/31/04	Year ended May 31
2030 Fund—R Class		2005a	2006a

Net asset value,beginning of period	$13.05	$14.03	$15.23
Income From Investment Operations
Net investment income	0.09	0.09	0.10
Net gains or losses on securities (both realized and unrealized)	1.00	1.34	1.95
Total from investment operations	1.09	1.43	2.05
Less Distributions
Dividends (from net investment income)	(0.09)	(0.11)	(0.12)
Distributions (fromcapital gains)	(0.02)	(0.12)	(0.11)
Returns of capital	—	—	—
Total distributions	(0.11)	(0.23)	(0.23)
Net asset value,end of period	$14.03	$15.23	$17.05
Ratiosb
Total return	8.40%	10.19%	13.51%
Ratio of expenses to average net assets	0.38%c	0.41%	0.49%
Ratio of net income to average net assets	0.47%c	0.59%	0.62%
Portfolio turnover rate	26.1%	1.3%	11.9%
Supplemental Data
Weighted average expense ratio of underlying Price fundsd	0.84%c	0.80%	0.76%
Effective expense ratio	1.22%c	1.21%	1.25%
Net assets, end of period(in thousands)	$1,030	$13,712	$57,797

  *Inception date.

  aPer share amounts calculated using average shares outstanding method.

  bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

  cAnnualized.

  dReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expenses ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

  Table 17  Financial Highlights (continued)
	2/27/04* through 5/31/04	Year ended May 31
2035 Fund		2005a	2006a

Net asset value,beginning of period	$10.00	$9.83	$10.77
Income From Investment Operations
Net investment income	—	0.11	0.12
Net gains or losses on securities (both realized and unrealized)	(0.17)b	0.94	1.38
Total from investment operations	(0.17)	1.05	1.50
Less Distributions
Dividends (from net investment income)	—	(0.09)	(0.11)
Distributions (fromcapital gains)	—	(0.02)	(0.07)
Returns of capital	—	—	—
Total distributions	—	(0.11)	(0.18)
Net asset value,end of period	$9.83	$10.77	$12.09
Ratiosc
Total return	(1.70)%	10.68%	13.98%
Ratio of expenses to average net assets	0.00%d	0.00%	0.00%
Ratio of net income to average net assets	0.46%d	1.08%	0.99%
Portfolio turnover rate	13.1%d	6.2%	11.2%
Supplemental Data
Weighted average expense ratio of underlying Price fundse	0.84%d	0.80%	0.76%
Effective expense ratio	0.84%d	0.80%	0.76%
Net assets, end of period(in thousands)	$11,089	$160,602	$528,818

  *Inception date.

  aPer share amounts calculated using average shares outstanding method.

  bThe amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund`s aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

  cReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

  dAnnualized.

  eReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

  Table 17  Financial Highlights (continued)
	10/31/03* through 5/31/04	Year ended May 31
2040 Fund—R Class		2005a	2006a

Net asset value,beginning of period	$13.09	$14.07	$15.32
Income From Investment Operations
Net investment income	0.09	0.05	0.10
Net gains or losses on securities (both realized and unrealized)	1.00	1.39	1.96
Total from investment operations	1.09	1.44	2.06
Less Distributions
Dividends (from net investment income)	(0.09)	(0.10)	(0.11)
Distributions (fromcapital gains)	(0.02)	(0.09)	(0.11)
Returns of capital	—	—	—
Total distributions	(0.11)	(0.19)	(0.22)
Net asset value,end of period	$14.07	$15.32	$17.16
Ratiosb
Total return	8.37%	10.24%	13.49%
Ratio of expenses to average net assets	0.42%c	0.44%	0.49%
Ratio of net income to average net assets	0.58%c	0.34%	0.56%
Portfolio turnover rate	26.9%	1.3%	11.3%
Supplemental Data
Weighted average expense ratio of underlying Price fundsd	0.84%c	0.80%	0.76%
Effective expense ratio	1.26%c	1.24%	1.25%
Net assets, end of period(in thousands)	$655	$8,596	$22,185

  *Inception date.

  aPer share amounts calculated using average shares outstanding method.

  bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

  cAnnualized.

  dReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expenses ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

  Table 17  Financial Highlights (continued)
5/31/05* through 5/31/06a
2045 Fund

Net asset value,beginning of period	$10.00
Income From Investment Operations
Net investment income	0.08
Net gains or losses on securities (both realized and unrealized)	1.32
Total from investment operations	1.40
Less Distributions
Dividends (from net investment income)	(0.07)
Distributions (fromcapital gains)	(0.05)
Returns of capital	—
Total distributions	(0.12)
Net asset value,end of period	$11.28
Ratiosb
Total return	14.04%
Ratio of expenses to average net assets	0.00%
Ratio of net income to average net assets	0.76%
Portfolio turnover rate	28.4%
Supplemental Data
Weighted average expense ratio of underlying Price fundsc	0.76%
Effective expense ratio	0.76%
Net assets, end of period(in thousands)	$103,369

  *Inception date.

  aPer share amounts calculated using average shares outstanding method.

  bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

  cReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

  Table 17  Financial Highlights (continued)
	10/31/03* through 5/31/04	Year ended May 31
Income Fund—R Class		2005a	2006a

Net asset value,beginning of period	$11.37	$11.66	$12.13
Income From Investment Operations
Net investment income	0.14	0.26	0.32
Net gains or losses on securities (both realized and unrealized)	0.30	0.50	0.48
Total from investment operations	0.44	0.76	0.80
Less Distributions
Dividends (from net investment income)	(0.14)	(0.26)	(0.32)
Distributions (fromcapital gains)	(0.01)	(0.03)	(0.05)
Returns of capital	—	—	—
Total distributions	(0.15)	(0.29)	(0.37)
Net asset value,end of period	$11.66	$12.13	$12.56
Ratiosb
Total return	3.89%	6.58%	6.69%
Ratio of expenses to average net assets	0.32%c	0.29%	0.42%
Ratio of net income to average net assets	2.03%c	2.17%	2.66%
Portfolio turnover rate	12.9%	21.2%	10.2%
Supplemental Data
Weighted average expense ratio of underlying Price fundsd	0.60%c	0.57%	0.56%
Effective expense ratio	0.92%c	0.86%	0.98%
Net assets, end of period(in thousands)	$1,224	$2,079	$10,859

  *Inception date.

  aPer share amounts calculated using average shares outstanding method.

  bReflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

  cAnnualized.

  dReflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expenses ratio of each underlying Price fund weighted for the fund`s relative average investment therein.

  Investing With T. Ro4Account Requirements and Investing With T. Rowe Price 4

  Account Requirements and Transaction Information

  The information in this section is for use by intermediaries only. Shareholders should contact their intermediary for information regarding the intermediary`s policies on purchasing, exchanging, and redeeming fund shares as well as initial and subsequent investment minimums.

  Tax Identification
  Number

  The intermediary must provide T. Rowe Price with its certified Social Security or employer identification number. Otherwise, federal law requires the funds to withhold a percentage of dividends, capital gain distributions, and redemptions and may subject the intermediary or account holder to an IRS fine. If this information is not received within 60 days after the account is established, the account may be redeemed at the fund`s net asset value (NAV) on the redemption date.

  All initial and subsequent investments by intermediaries should be made by bank wire or electronic payment. For more information, contact Financial Institution Services.

  Opening a New Account

  $2,500 minimum initial investment; $1,000 for retirement plans or gifts or transfers to minors (UGMA/UTMA) accounts

  Important Information About Opening an Account

  Pursuant to federal law, all financial institutions must obtain, verify, and record information that identifies each person or entity that opens an account.

  When an account is opened, the name, residential street address, date of birth, and Social Security number or employer identification number for each account owner and person(s) opening an account on behalf of others, such as custodians, agents, trustees, or other authorized signers must be provided. Entities are also required to provide documents such as articles of incorporation, partnership agreements, trust documents, and other applicable records.

  T. Rowe Price will use this information to verify the identity of the person(s)/entity opening the account. An account cannot be opened until all of this information is received. If the identity of the account holder cannot be verified, T. Rowe Price is authorized to take any action permitted by law. (See Rights Reserved by the Funds.)

  Intermediaries should call Financial Institution Services for an account number, assignment to a dedicated service representative, and wire transfer instructions.

  In order to obtain an account number, the intermediary must supply the name, Social Security or employer identification number, and business street address for the account.

  Intermediaries should complete a New Account Form and mail it, with proper documentation identifying your firm, to one of the appropriate addresses listed below. Intermediaries must also enter into a separate agreement with the fund or its agent.

  via U.S. Postal Service

  T. Rowe Price Financial Institution Services
  P.O. Box 17603
  Baltimore, MD 21297-1603

  via private carriers/overnight services

  T. Rowe Price Financial Institution Services
  Mail Code: OM-4232
  4515 Painters Mill Road
  Owings Mills, MD 21117-4842

  Purchasing Additional ShareS

  $100 minimum additional purchase; $50 minimum for retirement plans, Automatic Asset Builder, and gifts or transfers to minors (UGMA/UTMA) accounts

  By Wire

  Intermediaries should call Financial Institution Services or access troweprice.com for wire transfer instructions.

  Exchanging and redeeming ShareS

  Exchange Service

  Money can be moved from one account to an existing, identically registered account or a new identically registered account can be opened. Intermediaries should call their Financial Institution Services representative for more information or to place a trade. For exchange policies, please see Transaction Procedures and Special Requirements—Excessive and Short-Term Trading.

  Redemptions

  Unless otherwise indicated, redemption proceeds will be wired to the intermediary`s designated bank. Intermediaries should contact their Financial Institution Services representative.

  Some of the T. Rowe Price funds may impose a redemption fee. Check the fund`s prospectus under Contingent Redemption Fee in Pricing Shares and Receiving Sale Proceeds. The fee is paid to the fund.

  Rights Reserved by the Funds

  T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone or mailgram; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order placed through an intermediary, no later than the business day after the order is received by the intermediary (including, but not limited to, orders deemed to result in excessive trading, market timing, or 5% ownership) upon notice to the shareholder within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner; (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and any services at any time; (8) to waive any wire, small account, maintenance, or fiduciary fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; and (10) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed, in cases of threatening conduct, suspected fraudulent or illegal activity, or if the fund or its agent is unable, through its procedures, to verify the identity of the person(s) or entity opening an account.

  These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund or if required by law.

  In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of a fund, except upon approval of the fund`s management.

  T. rowe price Privacy Policy

  In the course of doing business with T. Rowe Price, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

  You may provide information when communicating or transacting business with us in writing, electronically, or by phone. For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.

  We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share information within the T. Rowe Price family of companies in the course of providing or offering products and services to best meet your investing needs. We may also share that information with companies that perform administrative or marketing services for T. Rowe Price, with a research firm we have hired, or with a business partner, such as a bank or insurance company with which we are developing or offering investment products. When we enter into such a relationship, our contracts restrict the companies` use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.

  We maintain physical, electronic, and procedural safeguards to protect your personal information. Within T. Rowe Price, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services. Our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in strict confidence.

  ___________________________________________________________________

  This Privacy Policy applies to the following T. Rowe Price family of companies: T. Rowe Price Associates, Inc.; T. Rowe Price Advisory Services, Inc.; T. Rowe Price Investment Services, Inc.; T. Rowe Price Savings Bank; T. Rowe Price Trust Company; and the T. Rowe Price Funds.

  1940 Act File No. 811-21149

  E216-040 5/31/07

  T. Rowe Price Associates, Inc.
  100 East Pratt Street
  Baltimore, MD 21202

  A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager`s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, call your intermediary. These documents are also available at troweprice.com.

  Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC`s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.